As filed with the Securities and Exchange Commission on January 9, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                    1800 Massachusetts Avenue, N.W. 2nd Floor
                            Washington, DC 20036-1800
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

[NEUBERGER BERMAN LOGO]
A LEHMAN BROTHERS COMPANY

ANNUAL REPORT
OCTOBER 31, 2005

NEUBERGER BERMAN

INTERMEDIATE
MUNICIPAL
CLOSED-END FUNDS

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

INTERMEDIATE MUNICIPAL FUND INC.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

                                               NEUBERGER BERMAN OCTOBER 31, 2005

CONTENTS

THE FUNDS

CHAIRMAN'S LETTER                                          1

PORTFOLIO COMMENTARY
California Intermediate Municipal Fund Inc.                2
Intermediate Municipal Fund Inc.                           3
New York Intermediate Municipal Fund Inc.                  3

SCHEDULE OF INVESTMENTS
California Intermediate Municipal Fund Inc.                7
Intermediate Municipal Fund Inc.                          12
New York Intermediate Municipal Fund Inc.                 19

FINANCIAL STATEMENTS                                      24

FINANCIAL HIGHLIGHTS/
PER SHARE DATA
California Intermediate Municipal Fund Inc.               34
Intermediate Municipal Fund Inc.                          35
New York Intermediate Municipal Fund Inc.                 36

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM                         38

DIVIDEND REINVESTMENT PLAN                                39

DIRECTORY                                                 41

DIRECTORS AND OFFICERS                                    42

PROXY VOTING POLICIES AND PROCEDURES                      51

QUARTERLY PORTFOLIO SCHEDULE                              51

NOTICE TO SHAREHOLDERS                                    52

BOARD CONSIDERATION OF THE MANAGEMENT
AND SUB-ADVISORY AGREEMENTS                               53


CHAIRMAN'S LETTER

DEAR SHAREHOLDER,

I am pleased to present to you this annual report for the Neuberger Berman Intermediate Municipal Closed-End Funds, for the fiscal year ending October 31, 2005. The report includes portfolio commentary, a listing of the Funds' investments, and their audited financial statements for the reporting period.

Each Fund's investment objective is to provide current income exempt from regular federal income tax and, for each state-specific fund, current income exempt from that state's personal income taxes (and in the case of the New York Fund, New York City personal income tax).

We invest in intermediate-term municipal bonds because our experience and research indicate strongly that this maturity range has historically offered the best risk/reward profile on the yield curve, providing much of the return of longer-term bonds--with less volatility and risk.

We believe that our conservative investment philosophy and disciplined investment process will benefit you with superior tax exempt current income over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to earn it.

Sincerely,

/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
INTERMEDIATE MUNICIPAL FUND INC.
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.


"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS PORTFOLIO COMMENTARIES

We are pleased to report that, on a Net Asset Value (NAV) basis, all three of Neuberger Berman's Intermediate Municipal Closed-End Funds delivered positive returns and materially outperformed the Lehman Brothers 10-Year Municipal Bond Index for the fiscal year ending October 31, 2005.

Municipal bonds performed in line with the broad fixed income market during this 12-month reporting period, with prices remaining relatively stable from November 2004 through January 2005, declining in February and March, rallying in April, and then retreating again in September and October. The market's ups and downs were largely the result of mixed signals on the strength of the economy and the outlook for inflation. Eight Federal Reserve rate hikes totaling 2.00% over the course of the fiscal year (with a ninth on November 1, the day after fiscal year end) kept a ceiling on intermediate-term bond prices.

An increase in state and local tax revenues resulting from the robust economy has strengthened municipal balance sheets. While credit quality has improved, a new credit issue emerged this year. The problems facing General Motors and United Airlines due to large under-funded pensions have focused investor attention on the financial soundness of municipal issuers' pension plans. This, in turn, has become a more important element in our credit analysis.

Looking ahead, we continue to focus on economic data relating to inflation and its likely impact on Fed policy. Although third quarter 2005 GDP growth has been revised upward to 4.3%, we are seeing early signs that economic growth is starting to moderate. In the second week of November, leading homebuilder Toll Brothers warned investors about slowing sales--an indication that the vibrant new housing market may be losing momentum. Existing home inventories have also been rising in many areas of the country. Despite still strong consumer spending, softening home prices could prove a blow to consumer confidence. Also, as the weather cools, high home heating costs may put more pressure on household budgets, which could dampen holiday sales. If more evidence emerges that the housing bubble is deflating and if Christmas proves less than jolly for retailers, the Fed may begin to worry about overplaying its hand and consider easing its foot off the monetary brakes sooner rather than later.

We are likely to maintain the portfolios' conservative posture until we see convincing evidence that the economy is decelerating and that the Fed is closer to declaring victory over inflation, at which point we may become somewhat more aggressive. All told, however, we believe that municipal bond investors should be encouraged by how well municipal securities have held up during a prolonged period of Fed tightening and by the fact that yields are now significantly more generous than in recent years.

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

For the fiscal year ending October 31, 2005, on a net asset value (NAV) basis, the California Intermediate Municipal Fund returned 2.96% compared to the Lehman 10-Year Municipal Bond Index's 1.21% gain.

As of October 31, 2005, the portfolio was composed of 88.5% revenue bonds, 10.3% general obligation bonds, and 1.2% in other assets and short term investments. Bonds subject to the Alternative Minimum Tax (AMT) equaled 13.75% of assets. At the close of the reporting period, the Fund's duration was 5.6 years and the portfolio's leverage position was 37.2% of assets.

INTERMEDIATE MUNICIPAL FUND INC.

For the fiscal year ending October 31, 2005, on a net asset value (NAV) basis, the Intermediate Municipal Fund returned 2.93% compared to the Lehman 10-Year Municipal Bond Index's 1.21% gain.

As of October 31, 2005, the portfolio was composed of 74.2% revenue bonds, 18.3% general obligation bonds, 5.5% pre-refunded/escrow bonds, and 2.0% in other assets and short term investments. Bonds subject to the Alternative Minimum Tax
(AMT) equaled 12.96% of assets. At the close of the reporting period, the Fund's duration was 5.5 years and the portfolio's leverage position was 37.1% of assets.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

For the fiscal year ending October 31, 2005, on a net asset value (NAV) basis, the New York Intermediate Municipal Fund returned 2.87% compared to the Lehman 10-Year Municipal Bond Index's 1.21% gain.

As of October 31, 2005, the portfolio was composed of 93.4% revenue bonds, 4.7% general obligation bonds, and 1.9% in other assets and short term investments. Bonds subject to the Alternative Minimum Tax (AMT) equaled 18.93% of assets. At the close of the reporting period, the Fund's duration was 5.5 years and the portfolio's leverage position was 37.4% of assets.

Sincerely,

                                /s/ Ted Giuliano

                                /s/ Thomas Brophy

                                 /s/ Lori Canell

                           TED GIULIANO, THOMAS BROPHY
                                 AND LORI CANELL
                              PORTFOLIO CO-MANAGERS

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS

               CALIFORNIA INTERMEDIATE              INTERMEDIA    NEW YORK INTERMEDIATE
                        MUNICIPAL FUND          MUNICIPAL FUND           MUNICIPAL FUND
                AMEX TICKER SYMBOL NBW  AMEX TICKER SYMBOL NBH   AMEX TICKER SYMBOL NBO
1 YEAR TOTAL RETURN

NAV (1),(4)                       2.96%                   2.93%                    2.87%
MARKET PRICE (2),(4)              7.82%                   5.32%                    7.68%

AVERAGE ANNUAL TOTAL RETURN (Life of Fund as of October 31, 2005)

NAV (1),(4)                       6.32%                   6.55%                    6.03%
MARKET PRICE (2),(4)              2.58%                   2.48%                    2.26%
                            09/24/2002              09/24/2002               09/24/2002

CALIFORNIA INTERMEDIATE MUNICIPAL FUND
RATING DIVERSIFICATION
(% BY RATINGS)

AAA                                       53.7%
AA                                         3.2
A                                         16.1
BBB                                       23.2
BB                                         2.8
B                                          0.3
CCC                                        0.0
CC                                         0.0
C                                          0.0
D                                          0.0
Not Rated                                  0.0
Short Term                                 0.7

INTERMEDIATE MUNICIPAL FUND
RATING DIVERSIFICATION
(% BY RATINGS)


AAA                                       56.6%
AA                                         7.9
A                                         11.6
BBB                                       18.8
BB                                         3.7
B                                          0.8
CCC                                        0.0
CC                                         0.0
C                                          0.0
D                                          0.0
Not Rated                                  0.0
Short Term                                 0.6

NEW YORK INTERMEDIATE MUNICIPAL FUND
RATING DIVERSIFICATION
(% BY RATINGS)

AAA                                       26.0%
AA                                        31.4
A                                         15.4
BBB                                       14.9
BB                                        11.3
B                                          0.4
CCC                                        0.0
CC                                         0.0
C                                          0.0
D                                          0.0
Not Rated                                  0.0
Short Term                                 0.6

Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

The composition, industries and holdings of the Funds are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES

        (1)  Returns based on Net Asset Value ("NAV") of the Funds.

        (2) Returns based on market price of Fund shares on the American Stock Exchange.

        (3) A portion of the income from the Funds may be subject to the Federal alternative minimum tax for certain investors.

        (4) Neuberger Berman Management Inc. has contractually agreed to waive a portion of the management fees that it is entitled to receive from each Fund. Each undertaking lasts until October 31, 2011. Please see the notes to the financial statements for specific information regarding the rate of the management fees waived by Neuberger Berman Management Inc. Absent such a waiver, the performance of each Fund would be lower.

GLOSSARY OF INDICES

         NEW YORK MUNICIPAL DEBT FUND AVERAGE:  An equally weighted average of those closed-end funds that limit their assets to those securities
                                                that are exempt from taxation in New York (double
                                                tax-exempt) or a city in New York (triple
                                                tax-exempt).

         CALIFORNIA MUNICIPAL DEBT FUND INDEX:  An equally weighted index, adjusted for income dividends and capital gain distributions, of
                                                typically the largest 30 closed-end funds that
                                                invest at least 65% of assets in municipal debt
                                                issues that are exempt from taxation in California.

       CALIFORNIA MUNICIPAL DEBT FUND AVERAGE:  An equally weighted average of those closed-end funds that invest at least 65% of assets in
                                                municipal debt issues that are exempt from taxation
                                                in California.

  GENERAL LEVERAGED MUNICIPAL DEBT FUND INDEX:  An equally weighted index, adjusted for income dividends and capital gain distributions, of
                                                typically the largest 30 closed-end funds that
                                                invest 65% or more of their assets in municipal debt
                                                issues rated in the top four credit ratings. These
                                                funds can be leveraged via use of debt, preferred
                                                equity, and/or reverse repurchase agreements.

GENERAL LEVERAGED MUNICIPAL DEBT FUND AVERAGE:  An equally weighted average of those closed-end funds that invest 65% or more of their assets in
                                                municipal debt issues rated in the top four credit
                                                ratings. These funds can be leveraged via use of
                                                debt, preferred equity, and/or reverse repurchase
                                                agreements.

          LEHMAN 10-YEAR MUNICIPAL BOND INDEX:  The index is the 10-year (8-12) component which is a rules-based, market-value-weighted index engineered
                                                for the long-term tax-exempt bond market. To be
                                                included in the index, bonds must have a minimum
                                                credit rating of Baa. They must have an outstanding
                                                par value of at least $5 million and be issued as
                                                part of a transaction of at least $50 million. The
                                                bonds must have a dated-date after December 31, 1990
                                                and must be at least one year from their maturity
                                                date. Remarked issues, taxable municipal bonds,
                                                bonds with floating rates, and derivatives, are
                                                excluded from the benchmark.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that investors cannot invest directly in any index or average. Data about the performance of each index or average are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. Each Fund may invest in securities not included in its respective index.

SCHEDULE OF INVESTMENTS  CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@           VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P     (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (82.2%)

AMERICAN CAPITAL ACCESS
$          1,000   Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.
                   (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                   5.25%, due 8/1/15                                                                       A      $         1,039++

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
           1,285   Bay Area (CA) Governments Assoc. BART SFO Extension Rev.
                   (Arpt. Premium Fare), Ser. 2002 A, 5.00%, due 8/1/21                                   AAA               1,337
           1,000   California St. Pub. Works Board Lease (Dept. of Gen. Svc.)
                   Rev. (Cap. East End Complex), Ser. 2002 A, 5.25%, due 12/1/16                          AAA               1,074
           1,000   Fresno (CA) Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
                   6.00%, due 2/1/17                                                                      AAA               1,164
           1,905   Long Beach (CA) Bond Fin. Au. Tax Allocation Rev.
                   (Downtown, North Long Beach, Poly High, & West Beach Redev.
                   Proj.), Ser. 2002 A, 5.38%, due 8/1/17                                                 AAA               2,051
             500   Long Beach (CA) Fin. Au. Rev., Ser. 1992, 6.00%, due 11/1/17                           AAA                 579
           1,045   Marin Co. (CA) Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
                   5.00%, due 7/1/17                                                                      AAA               1,099
           1,445   Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003 A,
                   5.25%, due 4/1/14                                                                      AAA               1,572
           2,600   Sacramento (CA) Muni. Util. Dist. Elec. Rev., Ser. 1997 K,
                   5.70%, due 7/1/17                                                                      AAA               2,980
           2,000   San Francisco (CA) St. Bldg. Au. Lease Rev. (San Francisco
                   Civic Ctr. Complex), Ser. 1996 A, 5.25%, due 12/1/16                                   AAA               2,088
           2,500   San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002 B,
                   5.25%, due 6/1/17                                                                      AAA               2,663
           1,000   San Jose (CA) Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.),
                   Ser. 2002 J-1, 4.95%, due 12/1/22                                           Aaa        AAA               1,018++

FINANCIAL GUARANTY INSURANCE CO.
           2,550   Contra Costa (CA) Comm. College Dist. G.O., Ser. 2002,
                   5.25%, due 8/1/17                                                                      AAA               2,727
           1,000   Kings Canyon (CA) Joint Unified Sch. Dist. G.O., Ser. 2002,
                   5.38%, due 8/1/17                                                           Aaa        AAA               1,083
           5,000   Los Angeles (CA) Dept. of Arpts. Rev. (Los Angeles Int'l. Arpt.),
                   Ser. 2002 A, 5.25%, due 5/15/18                                             Aaa        AAA               5,306
           1,090   Moreland (CA) Sch. Dist. Ref. G.O., Ser. 2002, 5.13%,
                   due 9/1/17                                                                             AAA               1,158
             535   Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of Participation
                   Rev., Ser. 2002, 5.00%, due 1/1/16                                                     AAA                 565
             565   Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of Participation
                   Rev., Ser. 2002, 5.00%, due 1/1/17                                                     AAA                 594
           1,045   Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                                     AAA               1,108
           1,210   Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/18                                     AAA               1,267
           1,290   Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                   Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/17                                      AAA               1,415
             575   Port of Oakland (CA) Rev., Ser. 2002 M, 5.25%, due 11/1/17                             AAA                 620
           2,655   Riverside Co. (CA) Eastern Muni. Wtr. Dist. Cert. of Participation
                   Wtr. & Swr. Rev., Ser. 2001 A, 5.00%, due 7/1/19                            Aaa        AAA               2,765
           2,000   San Diego (CA) Unified Sch. Dist. G.O., Ser. 2002 D, 5.25%,
                   due 7/1/21                                                                  Aaa        AAA               2,177
           1,500   San Francisco (CA) City & Co. Int'l. Arpt. Second Ser. Rev.,
                   5.25%, due 5/1/16                                                                      AAA               1,577

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@           VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P     (000'S OMITTED)
FINANCIAL SECURITY ASSURANCE INC.
$          1,000   Burbank (CA) Pub. Svc. Dept. Elec. Rev., Ser. 1998, 5.13%,
                   due 6/1/16                                                                             AAA     $         1,053
           3,000   California St. Pub. Works Board Lease Rev. (Regents of the
                   Univ. of California, UCLA Replacement Hosp.), Ser. 2002 A,
                   5.38%, due 10/1/13                                                                     AAA               3,281
           1,275   Los Angeles Co. (CA) Long Beach Unified Sch. Dist. G.O.,
                   Ser. 2002 D, 5.00%, due 8/1/17                                                         AAA               1,345
             500   Marin Co. (CA) Dixie Elementary Sch. Dist. G.O., Ser. 2000 A,
                   5.38%, due 8/1/17                                                                      AAA                 541
           3,000   Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%,
                   due 8/1/17                                                                             AAA               3,236
           1,000   Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%,
                   due 8/1/21                                                                  Aaa        AAA               1,074
           5,000   San Francisco (CA) City & Co. Redev. Agcy. Lease Ref. Rev.
                   (George R. Moscone Convention Ctr.), Ser. 2002, 5.00%,
                   due 7/1/17                                                                  Aaa        AAA               5,262
           1,000   San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due 3/1/11                          AAA               1,057
           1,615   San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due 3/1/12                          AAA               1,709
           1,620   Santa Clara Co. (CA) Fremont Union High Sch. Dist. G.O.,
                   Ser.2002 C, 5.00%, due 9/1/20                                               Aaa        AAA               1,759

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
           1,250   Alameda Co. (CA) Cert. of Participation Ref. Rev., Ser. 2001 A,
                   5.38%, due 12/1/17                                                                     AAA               1,355
           4,000   California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec. Co.),
                   Ser. 1996 A, 5.35%, due 12/1/16                                                        AAA               4,276++
           2,835   Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central Glendale
                   Redev. Proj.), Ser. 2002, 5.00%, due 12/1/16                                           AAA               3,013
           2,480   Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central Glendale
                   Redev. Proj.), Ser. 2002, 5.25%, due 12/1/17                                           AAA               2,663
           3,890   Port of Oakland (CA) Ref. Rev., Ser. 2002 N, 5.00%,
                   due 11/1/13                                                                            AAA               4,084
           3,905   Solano Co. (CA) Cert. of Participation Rev., Ser. 2002, 5.25%,
                   due 11/1/17                                                                            AAA               4,173
           1,000   Univ. of California Regents Rev. (Multi. Purp. Proj.), Ser. 2000 K,
                   5.00%, due 9/1/12                                                                      AAA               1,057
                                                                                                                  ---------------
                                                                                                                           81,964
                                                                                                                  ---------------

TAX-EXEMPT SECURITIES--OTHER (75.1%)
             780   Abag (CA) Fin. Au. Cert. of Participation Rev. (Channing House),
                   Ser. 1999, 4.90%, due 2/15/09                                                          BBB+                803++
           3,050   Abag (CA) Fin. Au. Cert. of Participation Rev. (Episcopal Homes
                   Foundation), Ser. 1998, 5.13%, due 7/1/18                                              BBB+              3,112++
           1,000   Abag (CA) Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003 C,
                   5.13%, due 3/1/18                                                          Baa1        BBB+              1,025++
             900   Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                              Baa2        BBB               1,003++
             750   Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                   Ser. 1999 B, 7.75%, due 12/1/18                                                        BBB-                826++
           1,000   Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                   Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                   5.20%, due 5/15/33                                                          A3          A-               1,029++
             640   California Co. (CA) Tobacco Securitization Agcy. Tobacco
                   Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19                 Baa3        BBB                 647
           1,750   California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001 R,
                   5.00%, due 11/1/21                                                         Aaa         AAA               1,828++

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@           VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P     (000'S OMITTED)
$          2,000   California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West),
                   Ser. 2004 I, 4.95%, due 7/1/26                                             Baa1         A-     $         2,058++
           2,000   California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),
                   Ser. 1999 A, 6.13%, due 12/1/19                                             A3                           2,231++
           2,000   California Hlth. Fac. Fin. Au. Ref. Rev. (Cedars-Sinai Med. Ctr.),
                   Ser. 2005, 5.00%, due 11/15/21                                              A3                           2,056++
           1,000   California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente),
                   Ser. 1998 B, 5.00%, due 10/1/20                                                        AAA               1,045++
           1,500   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                   (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23
                   Putable 12/1/17                                                            Baa3        BBB               1,568++
           1,000   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                   (Waste Management, Inc. Proj.), Ser. 2002 C, 4.85%,
                   due 12/1/27 Putable 11/30/07                                                           BBB               1,019++
           3,000   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
                   Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23                               BBB               3,000++
           1,000   California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.),
                   Ser. 2005 A, 5.00%, due 3/1/20                                               A          A                1,033++
           4,500   California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                   5.75%, due 5/1/17                                                           A2         BBB+              4,938
           1,000   California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                   5.38%, due 5/1/22                                                           A2         BBB+              1,068
           2,250   California St. G.O., Ser. 2002, 5.00%, due 10/1/17                          A3          A                2,349
           1,095   California St. Pub. Works Board Lease Rev. (California Comm.
                   Colleges), Ser. 2004 B, 5.50%, due 6/1/20                                  Baa1        BBB-              1,169
           1,000   California St. Univ., Fresno Assoc., Inc. Rev. (Auxiliary Organization
                   Event Ctr.), Ser. 2002, 5.00%, due 7/1/12                                  Baa3        BBB-              1,078
           2,000   California Statewide CDA Cert. of Participation Rev.
                   (Children's Hosp. Los Angeles), Ser. 1999, 5.13%,
                   due 8/15/19                                                                 A3           A               2,070++
           2,000   California Statewide CDA Cert. of Participation Rev. (The
                   Internext Group), Ser. 1999, 5.38%, due 4/1/17                                         BBB-              2,039++
           5,000   California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                   Ser. 2003 A, 6.00%, due 10/1/16                                             A3           A               5,498++
             500   California Statewide CDA Rev. (East Valley Tourist Dev. Au.),
                   Ser. 2003 A, 9.25%, due 10/1/20                                                         BB                 545
           3,000   California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002 E,
                   4.70%, due 11/1/36 Putable 6/1/09                                           A3                           3,089++
           1,000   Central (CA) Joint Pwr. Hlth. Fin. Au. Cert. of Participation Rev.,
                   (Comm. Hosp. of Central California Proj.), Ser. 2000, 5.50%,
                   due 2/1/14                                                                 Baa2        BBB-              1,036++
           1,020   Cerritos (CA) Pub. Fin. Au. Sub. Tax Allocation Rev.
                   (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16                               BBB                 992
             500   Coshocton Co. (OH) Env. Imp. Ref. Rev. (Smurfit-Stone
                   Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%,
                   due 8/1/13                                                                               B                 481++
           1,000   Cumberland Co. (PA) West Shore Area Au. Hosp. Rev. (Holy Spirit
                   Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001,
                   6.00%, due 1/1/18                                                                      BBB+              1,069++
             500   Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                   Ser. 2004 A-1, 6.15%, due 1/1/16                                            Ba2                            506++
           1,000   De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp. Proj.),
                   Ser. 2002, 6.00%, due 3/15/21                                              Baa3        BBB-                912++
           1,210   Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Fac.
                   Dist. Number 1), Ser. 2002 A, 5.38%, due 8/1/17                                         BB+              1,301

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@           VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P     (000'S OMITTED)
$          1,270   Los Angeles (CA) Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2001 A,
                   Sub. Ser. A-3, 5.38%, due 7/1/20                                            Aa3        AA-     $         1,289
             750   Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                   Med. Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                   Baa2        BB+                 801++
           1,500   Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                   Ser. 2001 A, 5.25%, due 11/15/13                                           Baa2        BBB               1,563++
             500   New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World Trade
                   Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                     BB                  532
           1,405   North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,
                   Ser. 2003 A, 5.50%, due 1/1/14                                              A3         BBB+              1,508
             605   Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                   Ser. 2003, 5.00%, due 9/1/16                                                           A-                  624
             635   Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                   Ser. 2003, 5.00%, due 9/1/17                                                           A-                  650
           1,330   Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                   Rev., Ser. 2002, 5.38%, due 5/15/33                                        Baa3        BBB               1,367
             440   Roseville (CA) Stone Point Comm. Fac. District No. 1 Special
                   Tax Rev., Ser. 2003, 5.70%, due 9/1/17                                                 BB+                 454
             830   San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                   Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15                              Baa2        A-                  845
             820   San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                   Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16                              Baa2        A-                  833
           3,000   San Francisco (CA) Bay Area Toll Au. Toll Bridge Rev., Ser. 2001 D,
                   5.00%, due 4/1/17                                                           Aa3        AA                3,121
           1,000   Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                   Ser. 2003, 6.13%, due 3/1/13                                                           BBB               1,007
           1,000   South Gate (CA) Pub. Fin. Au. Tax Allocation Rev. (South Gate
                   Redev. Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                                      AAA               1,059
           1,250   Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                   Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                         Baa3        BBB               1,293
             600   Univ. of California Regents Cert. of Participation Rev. (San Diego
                   Campus & Sacramento Proj.), Ser. 2002 A, 5.25%, due 1/1/18                  Aa2                            634
             750   Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                   6.15%, due 7/15/17                                                                     BB-                 798
             250   Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                   Refinery), Ser. 2003, 6.13%, due 7/1/22                                    Baa3        BBB-                269
             750   Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching
                   Fund Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                                      BBB                 768
           1,000   Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998,
                   5.30%, due 7/1/18                                                                      BBB               1,000
                                                                                                                  ---------------
                                                                                                                           74,838
                                                                                                                  ---------------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES--BACKED BY LETTERS OF CREDIT (1.0%)^
BANK OF AMERICA
              44   Irvine (CA) Ltd. Oblig. Imp. (Assessment Dist. No 93-14),
                   Ser. 2000, 2.65%, VRDN due 11/1/05                                         VMIG1       A1+                  44

BANK OF NOVA SCOTIA
             500   California Hsg. Fin. Agcy. Home Mtg. Rev., Ser. 2002 M, 2.71%,
                   VRDN due 11/1/05                                                           VMIG1       A-1+                500

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@           VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P     (000'S OMITTED)
LLOYDS TSB BANK PLC
$            500   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 R,
                   2.71%, VRDN due 11/1/05                                                    VMIG1      A-1+     $           500
                                                                                                                  ---------------
                                                                                                                            1,044
                                                                                                                  ---------------

                   TOTAL INVESTMENTS (158.3%) (COST $154,775)                                                             157,846##

                   Cash, receivables and other assets, less liabilities (0.9%)                                                851
                   Liquidation Value of Auction Market Preferred Shares [(59.2%)]                                         (59,000)
                                                                                                                  ---------------
                   TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                    $        99,697
                                                                                                                  ---------------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC.

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@           VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P     (000'S OMITTED)
TAX-EXEMPT SECURITIES--PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (5.2%)
$          2,225   Massachusetts St. Wtr. Poll. Abatement Trust Pre-Refunded
                   Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16 P/R 8/1/11                  Aaa        AAA     $         2,400
           5,100   Prince George's Co. (MD) Pre-Refunded Cons. Pub. Imp. G.O.,
                   Ser. 2001, 5.25%, due 12/1/16 P/R 12/1/11                                   Aaa        AAA               5,588
              20   San Antonio (TX) Pre-Refunded Cert. of Obligation G.O., Ser.
                   2002, 5.00%, due 2/1/14 P/R 2/1/12                                          Aa2        AA+                  21
           7,205   Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17
                   P/R 5/1/12                                                                  Aaa        AAA               7,801
                                                                                                                  ---------------
                                                                                                                           15,810
                                                                                                                  ---------------

TAX-EXEMPT SECURITIES--ESCROWED IN U.S. GOVERNMENT SECURITIES (0.6%)
           1,670   Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref.
                   Rev., Ser. 1998 A, 5.50%, due 6/15/17                                                  AAA               1,888
                                                                                                                  ---------------

TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (68.4%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
           1,500   California St. Pub. Works Board Lease Rev., Ser. 2002 A,
                   5.25%, due 12/1/17                                                                     AAA               1,604
           5,000   Chicago (IL) G.O., Ser. 1995 A-2, 6.25%, due 1/1/13                         Aaa        AAA               5,744
           6,120   Chicago (IL) G.O., Ser. 2002 A, 5.38%, due 1/1/17                           Aaa        AAA               6,721
           4,220   Colorado Springs (CO) Util. Sys. Sub. Lien Ref. Rev.,
                   Ser. 2002 A, 5.38%, due 11/15/18                                                       AAA               4,557
           4,100   Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group),
                   Ser. 2002 A, 5.63%, due 6/1/17                                                         AAA               4,459++
           1,065   Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
                   5.25%, due 7/1/18                                                                      AAA               1,128
           1,125   Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
                   5.25%, due 7/1/19                                                                      AAA               1,189
           3,000   Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines,
                   Inc. Proj.), Ser. 2001 A, 5.50%, due 1/1/19                                            AAA               3,099++
           1,700   New Hampshire Hlth. & Ed. Fac. Au. Rev. (Univ. Sys. of
                   New Hampshire), Ser. 1992, 5.38%, due 7/1/17                                           AAA               1,835
           7,000   Palm Beach Co. (FL) Sch. Board Cert. of Participation,
                   Ser. 2001 B, 5.38%, due 8/1/17                                                         AAA               7,571
           4,610   Thornton (CO) Cert. of Participation, Ser. 2002,
                   5.38%, due 12/1/16                                                          Aaa        AAA               4,986

FINANCIAL GUARANTY INSURANCE CO.
           4,000   Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
                   5.25%, due 11/15/14                                                         Aaa        AAA               4,206
           3,075   Detroit (MI) Sch. Dist. Sch. Bldg. & Site Imp. G.O.,
                   Ser. 2002 A, 5.50%, due 5/1/15                                                         AAA               3,411
           3,235   Houston (TX) Arpt. Sys. Sub. Lien Ref. Rev., Ser. 2001 A,
                   5.50%, due 7/1/16                                                                      AAA               3,448
           4,355   Las Vegas (NV) Valley Wtr. Dist. Ref. & Wtr. Imp. G.O.,
                   Ser. 2003 A, 5.25%, due 6/1/16                                              Aaa        AAA               4,679
           4,935   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England
                   Med. Ctr. Hosp.), Ser. 2002 H, 5.38%, due 5/15/16                                      AAA               5,337++
           2,140   Mt. Pleasant Town (SC) Waterworks & Swr. Sys. Ref. & Imp.
                   Rev., Ser. 2002, 5.25%, due 12/1/17                                                    AAA               2,310
           2,080   Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                   Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/18                                      AAA               2,274
           8,140   Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A,
                   5.13%, due 1/1/18                                                           Aaa        AAA               8,684
           2,000   Philadelphia (PA) Arpt. Ref. Rev. (Philadelphia Arpt. Sys.),
                   Ser. 1998 A, 5.38%, due 6/15/14                                                        AAA               2,105

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@           VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P     (000'S OMITTED)
$          6,250   Port of Seattle (WA) Sub. Lien Rev., Ser. 2002 B, 5.50%,
                   due 9/1/16                                                                             AAA     $         6,663
              400  Prince George's Co. (MD) Unrefunded Balance Cons. Pub.
                   Imp. G.O., Ser. 2001, 5.25%, due 12/1/16                                    Aaa        AAA                 433
            1,000  Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C,
                   5.25%, due 10/1/20                                                          Aaa        AAA               1,069
            2,500  Tacoma (WA) Wtr. Sys. Rev., Ser. 2001, 5.13%, due 12/1/19                              AAA               2,624

FINANCIAL SECURITY ASSURANCE INC.
           3,495   Bi State (MO-IL) Dev. Agcy. Metro. Dist. Rev. (Metrolink
                   Cross Co. Extension Proj.), Ser. 2002 B, 5.25%, due 10/1/16                 Aaa        AAA               3,791
           1,100   Charleston Co. (SC) Sch. Dist. G.O., Ser. 2001,
                   5.00%, due 2/1/18                                                           Aa1                          1,161
           3,600   Corpus Christi (TX) Tax & Muni. Hotel Occupancy Tax G.O.,
                   Ser. 2002, 5.50%, due 9/1/17                                                           AAA               3,924
           1,935   Dallas-Fort Worth (TX) Int'l. Arpt. Imp. Rev., Ser. 2004 B,
                   5.50%, due 11/1/18                                                          Aaa        AAA               2,074
           8,800   Energy Northwest (WA) Elec. Ref. Rev. (Proj. No. 3),
                   Ser. 2001 A, 5.50%, due 7/1/17                                              Aaa        AAA               9,523
           7,000   Harris Co. (TX) Toll Road Sr. Lien Ref. Rev., Ser. 2002,
                   5.38%, due 8/15/16                                                                     AAA               7,597
           2,580   Indianapolis (IN) Local Pub. Imp. Rev. (Indianapolis Arpt.
                   Au. Proj.), Ser. 2003 A, 5.63%, due 1/1/17                                             AAA               2,777
           2,000   Kane, Cooke, & DuPage Cos. (IL) Elgin Sch. Dist.
                   Number U-46 G.O., Ser. 1998, 5.35%, due 1/1/15                              Aaa                          2,154
           5,000   King & Snohomish Cos. (WA) Northshore Sch. Dist.
                   Number 417 G.O., Ser. 2002, 5.50%, due 12/1/17                              Aaa        AAA               5,524
           4,260   King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
                   5.38%, due 12/1/14                                                          Aaa        AAA               4,629
           3,015   Knox Co. (TN) Hlth., Ed., & Hsg. Fac. Board Hosp. Ref. & Imp.
                   Rev., Ser. 2002 A, 5.50%, due 1/1/18                                        Aaa        AAA               3,230++
           1,725   Maine Muni. Bond Bank Rev., Ser. 1998 C,
                   5.35%, due 11/1/18                                                                     AAA               1,844
           5,000   New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
                   5.25%, due 12/15/15                                                                    AAA               5,384
           4,665   South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B,
                   5.38%, due 1/1/18                                                           Aaa        AAA               5,009
           4,200   Tarrant (TX) Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002,
                   5.38%, due 3/1/16                                                           Aaa        AAA               4,555
           5,395   Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A,
                   5.50%, due 7/1/15                                                                      AAA               5,812
           1,370   Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc.
                   Proj.), Ser. 1996, 6.00%, due 11/15/11                                      Aaa        AAA               1,529++

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
           1,465   Arizona Energy Management Svcs. (Main) LLC Energy
                   Conservation Rev. (Arizona St. Univ. Proj.-Main Campus),
                   Ser. 2002, 5.25%, due 7/1/17                                                           AAA               1,572
           3,000   CDP-King Co. III (WA) Lease Rev. (King Street Ctr. Proj.),
                   Ser. 1997, 5.13%, due 6/1/17                                                Aaa        AAA               3,094
           5,335   Clark Co. (NV) Passenger Fac. Charge Ref. Rev.
                   (Las Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A,
                   5.25%, due 7/1/10                                                                      AAA               5,630
           4,575   Henry Co. (GA) Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev.,
                   Ser. 2002 A, 5.13%, due 2/1/17                                              Aaa        AAA               4,922
           4,955   Houston (TX) Pub. Imp. Ref. G.O., Ser. 2002,
                   5.25%, due 3/1/17                                                                      AAA               5,289

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@          VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P    (000'S OMITTED)
$          5,000   Illinois G.O., First Ser. 2002, 5.25%, due 10/1/14                          Aaa                $       5,390
           3,000   Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.), Ser. 1997 A,
                   6.00%, due 7/1/14                                                           Aaa        AAA             3,414++
           1,000   Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
                   5.25%, due 1/1/18                                                           Aaa        AAA             1,066
           1,850   Massachusetts St. G.O., Ser. 2002 E, 5.38%, due 1/1/18                                 AAA             2,018
           5,000   Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev., Ser. 2001 A,
                   5.30%, due 12/1/16                                                                     AAA             5,131
           2,710   Newnan (GA) Hosp. Au. Rev. Anticipation Certificate
                   (Newnan Hosp., Inc. Proj.), Ser. 2002, 5.50%, due 1/1/18                    Aaa                        2,955++
           1,910   Southmost (TX) Reg. Wtr. Au. Wtr. Supply Contract Rev.
                   (Desalination Plant Proj.), Ser. 2002, 5.50%, due 9/1/19                    Aaa                        2,072
           1,000   Trinity (TX) River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.),
                   Ser. 2003, 5.50%, due 2/1/16                                                           AAA             1,106
           3,000   Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                                    AAA             3,385
                                                                                                                  -------------
                                                                                                                        207,697
                                                                                                                  -------------
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (1.2%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
           3,310   New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of
                   New Hampshire), Ser. 1992, 5.38%, due 7/1/17                                           AAA             3,641
                                                                                                                  -------------
TAX-EXEMPT SECURITIES--OTHER (81.1%)
           4,145   Anson (TX) Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
                   Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                              A              4,145++
           1,000   Austin (TX) Convention Enterprises, Inc. Convention Ctr.
                   Hotel First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                      Baa3        BBB-            1,055
           1,555   Badger (WI) Tobacco Asset Securitization Corp. Tobacco
                   Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27                 Baa3        BBB             1,641
           2,000   Boone Co. (MO) Hosp. Ref. Rev. (Boone Hosp. Ctr.),
                   Ser. 2002, 5.05%, due 8/1/20                                                A3                         2,053++
           2,425   Branson (MO) Dev. Fin. Board Infrastructure Fac. Board
                   Rev., Ser. 2003 A, 5.00%, due 12/1/17                                      Baa1                        2,455
             750   Branson (MO) Ind. Dev. Au. Ltd. Oblig. Tax Increment Rev.
                   (Branson Landing-Retail Proj.), Ser. 2005, 5.25%, due 6/1/21                                             752^^
           3,300   Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                              Baa2        BBB             3,678++
           1,000   Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14                            Baa2        BBB             1,050++
           1,000   Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                   Ser. 1999 B, 7.75%, due 12/1/18                                                        BBB-            1,101++
           4,000   Brazos (TX) River Harbor Navigation Dist. Env. Fac. Rev.
                   (Dow Chemical Co. Proj.), Ser. 2002 B-2, 4.75%,
                   due 5/15/33 Putable 5/15/07                                                 A3          A-             4,073++
           2,500   Broward Co. (FL) G.O., Ser. 2001 A, 5.25%, due 1/1/18                       Aa1                        2,676###
           2,000   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
                   Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23                                               2,000^^++#
           3,500   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                   (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23                Baa2        BBB+            3,659++
           2,500   California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
                   Ser. 2002 A, 5.75%, due 5/1/17                                              A2         BBB+            2,743
           3,460   California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
                   Ser. 2002 A, 5.38%, due 5/1/22                                              A2         BBB+            3,697
           1,240   California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.)
                   Ser. 2003 A, 6.00%, due 10/1/16                                             A3           A             1,363++
           1,500   California Statewide CDA Rev. (East Valley Tourist Dev. Au.),
                   Ser. 2003 A, 9.25%, due 10/1/20                                                         BB             1,634

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@           VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P     (000'S OMITTED)
$          1,500   Chicago (IL) Metro. Wtr. Reclamation Dist. Cap. Imp. G.O.,
                   Ser. 2002 C, 5.38%, due 12/1/16                                                        AAA     $         1,636
           1,000   Clark Co. (WA) Vancouver Sch. Dist. Number 37 G.O.,
                   Ser. 1998, 5.13%, due 12/1/12                                               Aa3                          1,072
           1,000   Coshocton Co. (OH) Env. Imp. Ref. Rev. (Smurfit-Stone
                   Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%,
                   due 8/1/13                                                                              B                  962++
           1,765   Cumberland Co. (PA) West Shore Area Au. Hosp. Rev.,
                   (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
                   Ser. 2001, 6.05%, due 1/1/19                                                           BBB+              1,887++
           2,100   Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp.
                   Rev., Ser. 2004 A-1, 6.15%, due 1/1/16                                      Ba2                          2,127++
           4,210   DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002,
                   5.25%, due 6/1/14                                                           A1         A+                4,491
           1,000   Delaware River (PA-NJ) Joint Toll Bridge Comm. Sys.
                   Rev., Ser. 2003, 5.25%, due 7/1/18                                          A2         A-                1,078
           1,000   Denton, Tarrant, & Wise Cos. (TX) Northwest Ind. Sch. Dist.
                   Unlimited Sch. Bldg. & Ref. G.O., Ser. 2002, 5.50%,
                   due 8/15/17                                                                            AAA               1,095
           2,000   Denver (CO) City & Co. Arpt. Sys. Rev., Ser. 1991 D,
                   7.75%, due 11/15/13                                                                    AAA               2,338
           4,495   Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
                   5.25%, due 6/1/13                                                                      AAA               4,814
           1,750   Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A,
                   5.63%, due 4/15/16                                                          A3         BBB+              1,828
           1,745   Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A,
                   5.63%, due 4/15/17                                                          A3         BBB+              1,818
           3,000   Fiddlers Creek (FL) Comm. Dev. Dist. Number 2 Spec.
                   Assessment Rev., Ser. 2003 A, 6.00%, due 5/1/16                                        BB-               3,100
           2,000   Freeborn Co. (MN) Hsg. & Redev. Au. Lease Rev. (Criminal
                   Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                          Baa1                          2,096
           3,000   Golden St. (CA) Tobacco Securitization Corp. Tobacco
                   Settlement Asset-Backed Rev., Ser. 2003 A-1, 6.25%,
                   due 6/1/33                                                                 Baa3        BBB               3,290
           1,000   Hopewell (VA) Ind. Dev. Au. Env. Imp. Ref.
                   Rev. (Smurfit-Stone Container Enterprises, Inc. Proj.),
                   Ser. 2005, 5.25%, due 6/1/15                                                            B                  953++
           5,130   Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History),
                   Ser. 2002, 4.30%, due 11/1/36                                               A2          A                5,123++
           3,560   Indiana Bond Bank Rev., Ser. 2002 B, 5.25%, due 2/1/18                     Baa2        A-                3,812
          10,000   Indiana Bond Bank Rev. (St. Revolving Fund Prog.),
                   Ser. 2001 A, 5.38%, due 2/1/17                                                         AAA              10,892
           2,050   Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of
                   St. Francis), Ser. 2001, 5.35%, due 11/1/15                                 Aa3         A                2,157++
           1,070   Ingham & Clinton Cos. (MI) East Lansing Bldg. Au. Ref. G.O.,
                   Ser. 1999, 5.25%, due 10/1/16                                                          AA                1,129
           3,000   Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed
                   Rev., Ser. 2001 B, 5.30%, due 6/1/25                                       Baa3        BBB               3,051
           2,000   Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. &
                   Hlth. Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                                  AA                2,147++
           1,050   Kent Co. (MI) Forest Hills Pub. Sch. Unlimited G.O.,
                   Ser. 2000, 5.25%, due 5/1/19                                                Aa2                          1,130
           2,000   Lehigh Co. (PA) Gen. Purp. Au. Rev. (KidsPeace Oblig. Group),
                   Ser. 1998, 6.00%, due 11/1/23                                               B3                           1,874++
           2,000   Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.),
                   Ser. 1998, 5.25%, due 7/1/16                                                Aa3        AA-               2,092++

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@          VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P    (000'S OMITTED)
$          1,210   Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev.,
                   Ser. 2004, 5.50%, due 9/1/14                                                A2                 $         1,298
           1,375   Macomb Co. (MI) New Haven Comm. Sch. Bldg. & Site G.O.,
                   Ser. 2002, 5.25%, due 5/1/17                                                Aa1        AA+               1,481
           1,000   Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp.
                   of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                                 A3                           1,065++
           2,400   Mashantucket (CT) Western Pequot Tribe Spec. Rev., Sub.
                   Ser. 1997 B, 5.70%, due 9/1/12                                             Baa3                          2,521**
           2,450   Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
                   Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                              Baa3        BBB               2,516++
           2,810   Massachusetts St. Hlth. & Ed. Fac. Au.
                   Rev. (Milford-Whitinsville Reg. Hosp.), Ser. 1998 C,
                   5.75%, due 7/15/13                                                         Baa3        BBB-              2,876++
           5,030   Massachusetts St. Wtr. Poll. Abatement Trust Rev.
                   (MWRA Prog.), Ser. 2002 A, 5.25%, due 8/1/19                                Aaa        AAA               5,404
           2,775   Massachusetts St. Wtr. Poll. Abatement Trust Unrefunded
                   Balance Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16                     Aaa        AAA               2,982
           3,085   Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref.
                   Rev. (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12                 Baa2        BBB               3,260++
           1,750   Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                   Med. Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                    Ba2        BB+               1,868++
           1,500   Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II,
                   5.50%, due 10/15/18                                                         Aa3        AA-               1,650
           2,000   Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
                   Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                                     AAA               2,193
             915   Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
                   Ser. 2001 II, 5.25%, due 12/1/16                                                       AA                  955
             470   Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
                   Ser. 2001 III, 5.05%, due 12/1/15                                                      AA                  488
           5,000   Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
                   (Abington Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                             A                5,075++
           3,000   Moraine (OH) Solid Waste Disp. Rev. (General Motors Corp.
                   Proj.), Ser. 1994, 6.75%, due 7/1/14                                       Baa3        BBB-              2,998++
           2,500   Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                   Ser. 2001 A, 5.25%, due 11/15/13                                           Baa2        BBB               2,605++
           2,000   MuniMae Subordinated Cumulative Perpetual Preferred Shares,
                   4.70%, due 6/30/49 Putable 9/30/09                                         Baa2                          1,979**
           2,000   Nevada St. Cap. Imp. Ltd. G.O., Ser. 1998 B,
                   5.13%, due 4/15/17                                                          Aa2                          2,086
           1,500   New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser. 2004,
                   5.63%, due 6/15/19                                                         Baa2        BBB               1,565
           6,900   New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology),
                   Ser. 2002 C, 5.25%, due 7/1/17                                             Baa2        BBB+              7,250++
           4,000   New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset
                   Med. Ctr. Issue), Ser. 2003, 5.50%, due 7/1/18                             Baa3                          4,139++
           3,250   New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                     A1          A                3,520
           2,580   New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                   New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                                         A                2,706++
           2,750   New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World
                   Trade Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                               BB                2,926
           1,000   New York Convention Ctr. Operating Corp. Cert. of
                   Participation (Yale Bldg. Acquisition Proj.),
                   Ser. 2003, 5.25%, due 6/1/08                                                           BB+               1,010
           3,500   New York St. Dorm. Au. Personal Income Tax Rev.,
                   Ser. 2003 A, 5.38%, due 3/15/20                                                        AA                3,861

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@          VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P    (000'S OMITTED)
$          1,300   New York St. Urban Dev. Corp. Ref. Rev. (Correctional Cap. Fac.),
                   Ser. 1998, 5.00%, due 1/1/14                                                A2         AA-     $        1,360
           4,780   North Central (TX) Hlth. Fac. Dev. Corp. Hosp. Ref.
                   Rev. (Baylor Hlth. Care Sys. Proj.), Ser. 1998,
                   5.10%, due 5/15/13                                                          Aa3        AA-              5,023++
           3,760   Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp.
                   Proj.), Ser. 1995, 5.00%, due 11/1/15                                      Baa1                         3,933++
           2,085   Palm Beach Co. (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH
                   Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                                      A               2,180++
           1,000   Pennsylvania Econ. Dev. Fin. Au. Res. Rec. Ref. Rev. (Colver Proj.),
                   Ser. 2005 G, 5.13%, due 12/1/15                                                        BB+                986
           3,850   Royal Oak (MI) Hosp. Fin. Au. Hosp. Ref. Rev. (William
                   Beaumont Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                             Aa3        AA-              4,348++
           6,795   San Antonio (TX) Ind. Sch. Dist. Unlimited Tax G.O.,
                   Ser. 2001 B, 5.38%, due 8/15/17                                             Aaa        AAA              7,298
           1,240   San Antonio (TX) Unrefunded Balance Cert. of Obligation
                   G.O., Ser. 2002, 5.00%, due 2/1/14                                          Aa2        AA+              1,306
             740   San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                   Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17                              Baa2        A-                 758
           2,000   Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth. Proj.),
                   Ser. 2002 A, 5.75%, due 12/1/21                                                        A-               2,135++
           1,625   Skagit Co. (WA) Pub. Hosp. Dist. Ref. Rev., Ser. 2003,
                   6.00%, due 12/1/18                                                         Baa3                         1,664
           2,345   South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.,
                   (Palmetto Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13                  Baa1        BBB              2,546++
           2,000   South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.,
                   (Palmetto Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23                  Baa1        BBB              2,149++
             155   Spokane Co. (WA) Ltd. Tax G.O., Ser. 1998,
                   5.10%, due 12/1/17                                                          Aa3                           160
           2,540   St. Paul (MN) Port Au. Lease Rev. (Office Bldg. at Cedar
                   Street), Ser. 2002, 5.00%, due 12/1/17                                      Aa2        AA+              2,676
           2,000   Summit Academy (MI) North Pub. Sch. Academy Ref. Rev.,
                   Ser. 2005, 5.25%, due 11/1/20                                                          BB+              1,962
             465   Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ.
                   Proj.), Ser. 2002, 5.50%, due 9/1/12                                       Baa3                           472
           1,000   Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                   Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                         Baa3        BBB              1,035
           1,085   Tyler (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances
                   Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003,
                   5.25%, due 7/1/13                                                          Baa1                         1,115
           3,500   Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
                   Ser. 1989, 4.55%, due 11/1/09                                              Baa2        BBB              3,502++
           2,950   Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B,
                   5.38%, due 8/15/18                                                                     AAA              3,157
           1,900   Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002
                   B, 5.50%, due 4/1/12                                                        A1                          2,032
           1,750   Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                   6.15%, due 7/15/17                                                                     BB-              1,862
           1,000   Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                   Refinery), Ser. 2003, 6.13%, due 7/1/22                                    Baa3       BBB-              1,078
           1,500   Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                   Refinery), Ser. 2004, 5.88%, due 7/1/22                                    Baa3       BBB-              1,590++
           1,000   Virginia Beach (VA) Dev. Au. Residential Care Fac. Mtge. Ref.
                   Rev. (Westminster-Caterbury of Hampton Roads, Inc.), Ser. 2005,
                   5.00%, due 11/1/22                                                                                        989^^++
           3,125   Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
                   Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                            A               3,190++

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@          VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P    (000'S OMITTED)
$          1,000   Washington St. Var. Purp. G.O., Ser. 1999 A,
                   4.75%, due 7/1/17                                                           Aa1        AA+     $         1,014
           2,000   Westmoreland Co. (PA) IDA Gtd. Rev. (National Waste &
                   Energy Corp., Valley Landfill Expansion Proj.), Ser. 1993,
                   5.10%, due 5/1/18                                                                      BBB               2,064++
           2,780   Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med.
                   Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                                        A                2,924++
                                                                                                                  ---------------
                                                                                                                          246,552
                                                                                                                  ---------------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES--OTHER (0.2%)^
             600   Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (BP Amoco
                   Chemical Co. Proj.), Ser. 2003, 2.79%, due 11/1/05                         VMIG1      A-1+                 600++
                                                                                                                  ---------------

                   TOTAL INVESTMENTS (156.7%) (COST $466,002)                                                             476,188##

                   Cash, receivables and other assets, less liabilities (2.3%)                                              7,076
                   Liquidation Value of Auction Market Preferred Shares [(59.0%)]                                        (179,400)
                                                                                                                  ---------------

                   TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                    $       303,864
                                                                                                                  ---------------

SCHEDULE OF INVESTMENTS NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@          VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P    (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (34.2%)
AMERICAN CAPITAL ACCESS
$          1,060   Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.
                   (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                   5.25%, due 8/1/16                                                                       A      $         1,098++

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
           2,000   Metro. Trans. Au. (NY) Ref. Rev., Ser. 2002 A,
                   5.50%, due 11/15/15                                                                    AAA               2,198
           2,920   New York City (NY) IDA Civic Fac. Rev. (Packer Collegiate
                   Institute Proj.), Ser. 2002, 5.00%, due 6/1/22                              Aaa        AAA               3,034++
             960   New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
                   Ser. 1992 A, 5.88%, due 6/15/13                                             Aaa                          1,093
           2,025   New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 C,
                   5.25%, due 8/1/17                                                                      AAA               2,166
           2,410   New York St. Dorm. Au. Rev. (Rochester Institute of
                   Technology Proj.), Ser. 2002 A, 5.25%, due 7/1/19                           Aaa                          2,569++
           3,000   Port Authority of NY & NJ Rev., Ser. 2002,
                   5.50%, due 12/15/12                                                                    AAA               3,220
           1,535   Ulster Co. (NY) Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
                   Ser. 2002, 5.25%, due 3/1/16                                                           AAA               1,652

FINANCIAL GUARANTY INSURANCE CO.
           2,505   Metro. Trans. Au. (NY) Dedicated Tax Fund Rev., Ser. 2001 A,
                   5.25%, due 11/15/14                                                                    AAA               2,696

FINANCIAL SECURITY ASSURANCE INC.
             500   Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 A,
                   5.13%, due 12/1/16                                                          Aaa        AAA                 525
           1,410   New York City (NY) Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
                   5.50%, due 2/15/13                                                                     AAA               1,536

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
           2,000   New York St. Dorm. Au. Insured Rev. (Long Island Jewish Med.
                   Ctr.), Ser. 1998, 5.00%, due 7/1/18                                                    AAA               2,059++
           1,600   New York St. Dorm. Au. Insured Rev. (The Culinary Institute
                   of America), Ser. 1999, 5.38%, due 7/1/15                                              AAA               1,717++
           1,980   New York St. Dorm. Au. Rev. (New York Med. College Proj.),
                   Ser. 1998, 5.00%, due 7/1/21                                                Aaa        AAA               2,044++
                                                                                                                  ---------------
                                                                                                                           27,607
                                                                                                                  ---------------

TAX-EXEMPT SECURITIES--OTHER (122.6%)
           3,000   Albany (NY) IDA Civic Fac. Rev. (Charitable Leadership
                   Foundation Ctr. for Med. Science Proj.), Ser. 2002 A,
                   6.00%, due 7/1/19                                                          Baa3                          3,201
             800   Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                              Baa2        BBB-                892++
             750   Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                   Ser. 1999 B, 7.75%, due 12/1/18                                                        BBB-                826++
           1,000   Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                   Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                   5.20%, due 5/15/33 Putable 5/15/08                                          A3         A-                1,029++
             500   Coshocton Co. (OH) Env. Imp. Ref. Rev. (Smurfit-Stone
                   Container Enterprises, Inc. Proj.), Ser. 2005,
                   5.13%, due 8/1/13                                                                       B                  481++
           1,590   Cumberland Co. (PA) West Shore Area Au. Hosp. Rev. (Holy
                   Spirit Hosp. of the Sisters of Christian Charity Proj.),
                   Ser. 2001, 5.90%, due 1/1/17                                                           BBB+              1,694++

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@          VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P    (000'S OMITTED)
$            400   Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                   Ser. 2004 A-1, 6.15%, due 1/1/16                                            Ba2                $           405++
           1,000   De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp.
                   Proj.), Ser. 2002, 6.00%, due 3/15/21                                       Ba2        BB                  912++
           1,000   Dutchess Co. (NY) IDA Civic Fac. Ref. Rev. (Marist
                   College Proj.), Ser. 2003 A, 5.15%, due 7/1/17                             Baa1                          1,044++
           2,000   Dutchess Co. (NY) IDA Ind. Dev. Rev. (IBM Proj.),
                   Ser. 1999, 5.45%, due 12/1/29                                               A1         A+                2,121++
           2,000   Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev.,
                   Ser. 1998 A, 5.50%, due 12/1/13                                             Aaa        AAA               2,234
           1,385   Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev.,
                   Ser. 2004, 5.50%, due 9/1/14                                                A2                           1,486
             500   Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev.
                   (Mount Sinai Med. Ctr. of Florida Proj.), Ser. 2004,
                   6.25%, due 11/15/09                                                         Ba2        BB+                 534++
             980   Monroe Co. (NY) IDA Std. Hsg. Rev. (Collegiate Hsg.
                   Foundation - Rochester Institute of Technology Proj.),
                   Ser. 1999 A, 5.25%, due 4/1/19                                             Baa3                            986++
           1,000   Monroe Co. (NY) Newpower Corp. Pwr. Fac. Rev.,
                   Ser. 2003, 5.10%, due 1/1/16                                                           BBB               1,028
           1,000   Monroe (NY) Pub. Imp. Ref. G.O., Ser. 1996,
                   6.00%, due 3/1/13                                                          Baa1        BBB+              1,109
           1,000   Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                   Ser. 2001 A, 5.25%, due 11/15/13                                           Baa2        BBB               1,042++
           1,000   New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11                     A1          A                1,040
           1,000   New York City (NY) G.O., Ser. 2002 A, 5.75%, due 8/1/16                     A1          A                1,095
             750   New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                     A1          A                  812
           4,000   New York City (NY) Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
                   Ser. 2002 E-2, 5.05%, due 11/1/23                                           Aa2        AA                4,064
           1,000   New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                   New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                         A                1,043++
           1,030   New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                   New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                         A                1,070++
           1,000   New York City (NY) IDA Ind. Dev. Rev. (Brooklyn Navy Yard
                   Cogeneration Partners, L.P. Proj.), Ser. 1997,
                   6.20%, due 10/1/22                                                          Ba1        BBB-              1,046++
             500   New York City (NY) IDA Ind. Dev. Rev. (Harlem Auto Mall
                   Proj.), Ser. 2004, 5.13%, due 12/30/23                                      Ba2        BB                  403++
             750   New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World
                   Trade Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                               BB                  798
           4,000   New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
                   Ser. 2002 D, 5.25%, due 6/15/15                                             Aa2        AA                4,286
           3,000   New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 B,
                   5.25%, due 2/1/29                                                           Aa1        AAA               3,206
             800   New York Convention Ctr. Operating Corp. Cert. of
                   Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                   5.25%, due 6/1/08                                                           Aa1                            808
           2,000   New York St. Dorm. Au. Court Fac. Lease Rev. (New York City
                   Issue), Ser. 2003 A, 5.50%, due 5/15/17                                     A2          A                2,226
           1,675   New York St. Dorm. Au. Insured Rev. (Long Island Univ.),
                   Ser. 2003 A, 5.25%, due 9/1/15                                             Baa3        AA                1,754++
           3,000   New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.),
                   Ser. 2003, 5.75%, due 2/15/17                                                          AA-               3,331++
           1,125   New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995 A,
                   5.63%, due 7/1/16                                                           A2         AA-               1,258

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@          VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P    (000'S OMITTED)
$          1,010   New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser. 2001 A,
                   5.25%, due 7/1/16                                                           Aaa        AAA     $         1,096++
           2,985   New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                   Proj.), Ser. 2001, 5.75%, due 7/1/14                                        Ba2                          3,096++
           2,000   New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                   Proj.), Ser. 2001, 5.75%, due 7/1/16                                        Ba2                          2,061++
           2,000   New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth.),
                   Ser. 2000 C, 5.50%, due 7/1/26                                              Ba1        BB                2,025++
             525   New York St. Dorm. Au. Rev. (New York Methodist Hosp.),
                   Ser. 2004, 5.25%, due 7/1/18                                                A3                             554
             500   New York St. Dorm. Au. Rev. (North Shore-Long Island
                   Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                          A3                             516++
           2,855   New York St. Dorm. Au. Rev. (Rivington House Hlth. Care
                   Fac.), Ser. 2002, 5.25%, due 11/1/15                                        Aa1                          3,039++
           3,000   New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence
                   Proj.), Ser. 2002, 4.60%, due 7/1/16                                        Aa3                          2,997
             250   New York St. Dorm. Au. Secured Hosp. Ref. Rev. (Brookdale
                   Hosp. Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16                           A2         AA-                 260++
           5,500   New York St. Dorm. Au. St. Personal Income Tax Rev., Ser. 2003 A,
                   5.38%, due 3/15/17                                                                     AA                6,067
             500   New York St. Dorm. Au. Third Gen. Resolution Rev. (St. Univ.
                   Ed. Fac. Issue Proj.), Ser. 2002 B, 5.25%, due 11/15/23                     A2         AA-                 534
           5,000   New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
                   Edison Co. of New York, Inc. Proj.), Ser. 2001 A,
                   4.70%, due 6/1/36                                                           A1         A+                5,045++
           1,000   New York St. Env. Fac. Corp. Solid Waste Disp. Rev.
                   (Waste Management, Inc. Proj.), Ser. 2004 A,
                   4.45%, due 7/1/17 Putable 7/1/09                                                       BBB               1,017
           2,000   New York St. Mtge. Agcy. Homeowner Mtge. Rev.,
                   Ser. 1997-67, 5.70%, due 10/1/17                                            Aa1                          2,061
           2,000   New York St. Pwr. Au. Rev., Ser. 2002 A,
                   5.25%, due 11/15/16                                                         Aa2        AA-               2,161
             500   New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc.
                   Rev., Ser. 2002 C, 4.00%, due 1/1/20                                        A2         AA-                 502
           1,325   New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
                   Innovation), Ser. 1995, 6.25%, due 1/1/09                                   A2         AA-               1,431
           2,000   Niagara Co. (NY) IDA Civic Fac. Rev. (Niagara Univ. Proj.),
                   Ser. 2001 A, 5.50%, due 11/1/16                                                        AA                2,138++
           2,500   Niagara Co. (NY) IDA Solid Waste Disp. Fac. Ref. Rev.
                   (American Ref.-Fuel Co. of Niagara), Ser. 2001 C,
                   5.63%, due 11/15/24                                                        Baa3        BB+               2,600++
             915   Puerto Rico Children's Trust Tobacco Settlement Asset-
                   Backed Rev., Ser. 2002, 5.38%, due 5/15/33                                 Baa3        BBB                 940
           1,000   Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                   Ser. 2003, 6.13%, due 3/1/13                                                           BBB               1,007
           1,000   Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                   Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                         Baa3        BBB               1,035
           3,000   Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Ref. Rev.,
                   Ser. 2002 B, 5.25%, due 11/15/18                                            Aa2        AA-               3,215
             500   United Nations (NY) Dev. Corp. Sr. Lien Ref. Rev., Ser. 2004
                   A, 5.25%, due 7/1/17                                                        A3                             517
             500   Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                   6.15%, due 7/15/17                                                                     BB-                 532
             250   Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                   Refinery), Ser. 2003, 6.13%, due 7/1/22                                    Baa3        BBB                 269

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                       SECURITY @                                                 RATING @@          VALUE +
(000'S OMITTED)                                                                              MOODY'S      S&P    (000'S OMITTED)
$            750   Virgin Islands Pub. Fin. Au. Rev. (Sub. Lien/Cap. Proj.),
                   Ser. 1998 E, 6.00%, due 10/1/22                                                        BBB     $           768
           1,000   Westchester Co. (NY) IDA Continuing Care Retirement
                   Comm. Rev. (Kendal on Hudson Proj.), Ser. 2003 B,
                   5.70%, due 1/1/34                                                                      BB                1,017++
           1,000   Yonkers (NY) IDA Civic Fac. Rev. (Comm. Dev. Properties -
                   Yonkers, Inc.), Ser. 2001 A, 6.25%, due 2/1/16                             Baa3       BBB-               1,109++
                                                                                                                  ---------------
                                                                                                                           98,873
                                                                                                                  ---------------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES--BACKED BY LETTERS OF CREDIT (0.7%)^
BANK OF NEW YORK

             200   New York City (NY) G.O., Sub. Ser. 2004 H-4,
                   2.68%, VRDN due 11/1/05                                                    VMIG1      A-1+                 200

LANDESBANK HESSEN--THUERINGEN GIROZENTRALE
             300   Port Authority of NY & NJ Spec. Oblig. Rev. (Versatile
                   Structure Oblig.), Ser. 1996-4, 2.71%, VRDN due 11/1/05                    VMIG1      A-1+                 300

J.P. MORGAN CHASE
             100   New York City (NY) G.O., Sub. Ser. 1993 E-2,
                   2.75%, VRDN due 11/1/05                                                    VMIG1      A-1+                 100
                                                                                                                  ---------------
                                                                                                                              600
                                                                                                                  ---------------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES--OTHER (0.3%)^
             200   New York St. Env. Fac. Corp. Sewage & Solid Waste Disp.
                   Rev. (General Elec. Co. Proj.), Ser. 1997 A,
                   2.71%, VRDN due 11/1/05                                                     P-1       A-1+                 200++
                                                                                                                  ---------------

                   TOTAL INVESTMENTS (157.8%) (COST $125,437)                                                             127,280##

                   Cash, receivables and other assets, less liabilities (2.0%)                                              1,622
                   Liquidation Value of Auction Market Preferred Shares [(59.8%)]                                         (48,250)
                                                                                                                  ---------------
                   TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                    $        80,652
                                                                                                                  ---------------

NOTES TO SCHEDULE OF INVESTMENTS

+ Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods the Funds' Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At October 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                    GROSS            GROSS               NET
(000'S OMITTED)                                                UNREALIZED       UNREALIZED        UNREALIZED
NEUBERGER BERMAN                                   COST      APPRECIATION     DEPRECIATION      APPRECIATION
CALIFORNIA                                   $  154,775         $   3,296           $  225          $  3,071
INTERMEDIATE                                    466,002            11,161              975            10,186
NEW YORK                                        125,437             2,336              493             1,843

@ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 78%, 72%, and 57% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

++   Security is guaranteed by the corporate or non-profit obligor.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold, normally to qualified institutional buyers under Rule 144A, and have been deemed by the adviser to be liquid. At October 31, 2005, these securities amounted to $4,500,000 or 1.5% of net assets for Intermediate.

^^   Not rated by a NRSRO.

@@   Credit Ratings are unaudited.

# All or a portion of this security was purchased on a when-issued basis. At October 31, 2005, these securities amounted to $2,000,000 or .66% of net assets for Intermediate.

### All or a portion of this security is segregated as collateral for when-issued purchase commitments.

^ Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of October 31, 2005.

See Notes to Financial Statements

                            NEUBERGER BERMAN FOR THE YEAR ENDED OCTOBER 31, 2005

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                       CALIFORNIA    INTERMEDIATE          NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                             INTERMEDIATE       MUNICIPAL      INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                           MUNICIPAL FUND            FUND    MUNICIPAL FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                                       $      157,846    $    476,188    $      127,280
     Cash                                                                                      50              77                31
     Interest receivable                                                                    2,443           7,945             2,104
     Receivable for securities sold                                                         1,961           2,799                --
     Prepaid expenses and other assets                                                          4              13                 4
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                              162,304         487,022           129,419
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
     Dividends payable--preferred shares                                                       67             169                47
     Dividends payable--common shares                                                         424           1,372               362
     Payable for securities purchased                                                       3,000           2,000                --
     Payable to administrator (Note B)                                                         41             124                33
     Accrued expenses and other payables                                                       75              93                75
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                           3,607           3,758               517
-----------------------------------------------------------------------------------------------------------------------------------
AUCTION MARKET PREFERRED SHARES SERIES A & B AT LIQUIDATION VALUE
     3,000, 8,000 and 3,000 shares authorized; 2,360, 7,176 and 1,930 shares issued and outstanding for California, Intermediate and New York, respectively; $.0001 par value;
     $25,000 liquidation value per share (Note A)                                          59,000         179,400            48,250
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                              $       99,697    $    303,864    $       80,652
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Paid-in capital--common shares                                                $       96,347    $    293,853    $       79,063
     Undistributed net investment income (loss)                                               627             969               342
     Accumulated net realized gains (losses) on investments                                  (348)         (1,144)             (596)
     Net unrealized appreciation (depreciation) in value of investments                     3,071          10,186             1,843
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                              $       99,697    $    303,864    $       80,652
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON SHARES OUTSTANDING ($.0001 par value; 999,997,000,
     999,992,000 and 999,997,000 shares authorized for
     California, Intermediate and New York, respectively)                                   6,792          20,705             5,575
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                       $        14.68    $      14.68    $        14.47
-----------------------------------------------------------------------------------------------------------------------------------
*COST OF INVESTMENTS:                                                              $      154,775    $    466,002    $      125,437
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                            NEUBERGER BERMAN FOR THE YEAR ENDED OCTOBER 31, 2005

STATEMENTS OF OPERATIONS

                                                                                       CALIFORNIA    INTERMEDIATE          NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                             INTERMEDIATE       MUNICIPAL      INTERMEDIATE
(000'S OMITTED)                                                                    MUNICIPAL FUND            FUND    MUNICIPAL FUND
INVESTMENT INCOME

INCOME: (NOTE A)
Interest income                                                                    $        7,181    $     22,192    $        6,047
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment management fee (Notes A & B)                                                       402           1,226               327
Administration fee (Note B)                                                                   483           1,471               393
Stock transfer agent fees                                                                      35              35                35
Auction agent fees (Note B)                                                                   150             455               122
Special rate period expense (Notes A & B)                                                      39             100                32
Audit fees                                                                                     50              51                50
Basic maintenance expense (Note B)                                                             25              25                25
Custodian fees (Note B)                                                                        78             141                67
Insurance expense                                                                               7              22                 6
Legal fees                                                                                     36              75                33
Shareholder reports                                                                            24              54                23
Stock exchange listing fees                                                                     2               7                 2
Directors' fees and expenses                                                                   26              27                26
Miscellaneous                                                                                  26              30                26
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                              1,383           3,719             1,167

Investment management fee waived (Note B)                                                    (402)         (1,226)             (327)
-----------------------------------------------------------------------------------------------------------------------------------
Expenses reduced by custodian fee expense offset arrangement (Note B)                          (1)             (1)               (1)
-----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                            980           2,492               839
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       6,201          19,700             5,208
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A)
Net realized gain (loss) on:
       Sales of investment securities of unaffiliated issuers                                  (4)            (59)              (19)
Change in net unrealized appreciation (depreciation) in value of:
       Unaffiliated investment securities                                                  (2,787)         (8,953)           (2,496)
       ----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                             (2,791)         (9,012)           (2,515)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
       Net investment income                                                                 (929)         (3,174)             (763)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS                                                        $        2,481    $      7,514    $        1,930
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                               CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                                                            --------------------------------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                    YEAR                    YEAR
(000'S OMITTED)                                                            ENDED                   ENDED
                                                                     OCTOBER 31,             OCTOBER 31,
                                                                            2005                    2004
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                $              6,201    $              6,206
Net realized gain (loss) on investments                                       (4)                   (274)
Change in net unrealized appreciation
  (depreciation) of investments                                           (2,787)                  4,830

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM (NOTE A):

Net investment income                                                       (929)                   (859)
Net increase (decrease) in net assets applicable
  to common shareholders resulting from operations                         2,481                   9,903

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM (NOTE A):

Net investment income                                                     (5,094)                 (5,094)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE
  TO COMMON SHAREHOLDERS                                                  (2,613)                  4,809
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                                        102,310                  97,501
End of year                                                 $             99,697    $            102,310
Undistributed net investment income (loss) at
  end of year                                               $                627    $                449

                                                                       INTERMEDIATE MUNICIPAL FUND
                                                            --------------------------------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                    YEAR                    YEAR
(000'S OMITTED)                                                            ENDED                   ENDED
                                                                     OCTOBER 31,             OCTOBER 31,
                                                                            2005                    2004
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                $             19,700    $             19,565
Net realized gain (loss) on investments                                      (59)                   (328)
Change in net unrealized appreciation
  (depreciation) of investments                                           (8,953)                 13,555

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM (NOTE A):

Net investment income                                                     (3,174)                 (2,590)
Net increase (decrease) in net assets applicable
  to common shareholders resulting from operations                         7,514                  30,202

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM (NOTE A):

Net investment income                                                    (16,461)                (16,462)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE
  TO COMMON SHAREHOLDERS                                                  (8,947)                 13,740
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                                        312,811                 299,071
End of year                                                 $            303,864    $            312,811
Undistributed net investment income (loss) at
  end of year                                               $                969    $                904

                                                                NEW YORK INTERMEDIATE MUNICIPAL FUND
                                                            --------------------------------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                    YEAR                    YEAR
(000'S OMITTED)                                                            ENDED                   ENDED
                                                                     OCTOBER 31,             OCTOBER 31,
                                                                            2005                    2004
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                $              5,208    $              5,196
Net realized gain (loss) on investments                                      (19)                   (157)
Change in net unrealized appreciation
  (depreciation) of investments                                           (2,496)                  2,797

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM (NOTE A):

Net investment income                                                       (763)                   (704)
Net increase (decrease) in net assets applicable
  to common shareholders resulting from operations                         1,930                   7,132

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM (NOTE A):

Net investment income                                                     (4,348)                 (4,348)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE
  TO COMMON SHAREHOLDERS                                                  (2,418)                  2,784
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                                         83,070                  80,286
End of year                                                 $             80,652    $             83,070
Undistributed net investment income (loss) at
  end of year                                               $                342    $                245

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS INTERMEDIATE MUNICIPAL CLOSED-END FUNDS

       NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    1 GENERAL: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund" and, collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Each Fund's Board of Directors may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

       The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

       The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

    2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

    3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated in the Statements of Operations.

    4 INCOME TAX INFORMATION: Each Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

       Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

       As determined on October 31, 2005, there were no permanent differences resulting from different book and tax accounting reclassified at year end.

       The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                                      DISTRIBUTIONS PAID FROM:
                                    TAX-EXEMPT INCOME                     ORDINARY INCOME                  TOTAL
                               2005              2004              2005              2004              2005              2004
       CALIFORNIA     $   6,020,445     $   5,945,965     $       2,558     $       6,705     $   6,023,003     $   5,952,670
       INTERMEDIATE      19,596,581        19,015,689            37,644            35,236        19,634,225        19,050,925
       NEW YORK           5,108,368         5,050,381             2,708             2,299         5,111,076         5,052,680

       As of October 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                      UNDISTRIBUTED     UNDISTRIBUTED     UNDISTRIBUTED        UNREALIZED              LOSS
                         TAX-EXEMPT          ORDINARY         LONG-TERM      APPRECIATION     CARRYFORWARDS
                             INCOME            INCOME              GAIN    (DEPRECIATION)     AND DEFERRALS             TOTAL
       CALIFORNIA     $   1,118,323     $          --     $          --     $   3,071,222     $    (347,798)    $   3,841,747
       INTERMEDIATE       2,510,716                --                --        10,184,508        (1,144,403)       11,550,821
       NEW YORK             752,100                --                --         1,843,607          (595,949)        1,999,758

       The difference between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments.

       To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined at October 31, 2005, the Funds had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, as follows:

                                                                              EXPIRING IN:      EXPIRING IN:     EXPIRING IN:
                                                                                      2011              2012             2013
       CALIFORNIA                                                                $  69,587        $  273,734         $  4,477
       INTERMEDIATE                                                                757,224           328,363           58,816
       NEW YORK                                                                    420,475           156,636           18,838

    5 DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay distributions to common shareholders from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income distributions and capital gain distributions to common shareholders are recorded on the ex-date. Distributions to preferred shareholders are accrued and determined as described in Note A-7.

       Subsequent to October 31, 2005, each Fund declared two monthly distributions to common shareholders payable December 15, 2005 and January 17, 2006, to shareholders of record on November 25, 2005 and December 27, 2005, respectively, with ex-dates of November 22, 2005 and December 22, 2005, respectively, as follows:

                                                                                                           DIVIDEND PER SHARE
       CALIFORNIA                                                                                                  $  0.06250
       INTERMEDIATE                                                                                                   0.06625
       NEW YORK                                                                                                       0.06500

    6 EXPENSE ALLOCATION: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund are allocated among the Funds and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

    7 REDEEMABLE PREFERRED SHARES: On October 21, 2002, the Funds re-classified unissued shares of capital stock into several series of Auction Market Preferred Shares ("AMPS"), as follows:

                                                                                          SERIES A SHARES     SERIES B SHARES
       CALIFORNIA                                                                                   1,500               1,500
       INTERMEDIATE                                                                                 4,000               4,000
       NEW YORK                                                                                     1,500               1,500

       On December 13, 2002, the Funds issued several series of AMPS, as follows:

                                                                                          SERIES A SHARES     SERIES B SHARES
       CALIFORNIA                                                                                   1,180               1,180
       INTERMEDIATE                                                                                 3,588               3,588
       NEW YORK                                                                                       965                 965

       All shares of each series of AMPS have a liquidation preference of $25,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Distributions to AMPS shareholders, which are cumulative, are accrued daily. It is the policy of each Fund to pay distributions every 7 days for each Fund's AMPS Series A and every 28 days for each Fund's AMPS Series B, unless in a special rate period.

       In the absence of a special rate period, distribution rates are reset every 7 days for each Fund's AMPS Series A, based on the results of an auction. Each Fund has approved a special rate period for its AMPS Series A of 728 days for California and New York and 546 days for Intermediate. The effective dates and distribution rates for each Fund are as follows:

                                                                                              EFFECTIVE DATE    DIVIDEND RATE
       CALIFORNIA                                                                           October 23, 2003         1.70%(1)
       INTERMEDIATE                                                                         October 24, 2003         1.65%(2)
       NEW YORK                                                                             October 22, 2003         1.70%(3)

       (1) Special rate in effect through October 19, 2005. For the period October 20, 2005 through October 31, 2005 distribution rates ranged from 2.60% to 2.70%.

       (2) Special rate in effect through April 21, 2005. For the period April 22, 2005 through October 31, 2005 distribution rates ranged from 2.25% to 2.90%.

       (3) Special rate in effect through October 18, 2005. For the period October 19, 2005 through October 31, 2005 distribution rates ranged from 2.45% to 2.70%.

       In the absence of a special rate period, distribution rates are reset every 28 days for each Fund's AMPS Series B, based on the results of an auction. Each Fund has approved a special rate period for its AMPS Series B of 546 days for California and Intermediate and 553 days for New York. The effective dates and distribution rates for each Fund are as follows:

                                                                                            EFFECTIVE DATE      DIVIDEND RATE
       CALIFORNIA                                                                           March 11, 2004          1.170%(1)
       INTERMEDIATE                                                                         March 15, 2004          1.185%(2)
       NEW YORK                                                                              March 9, 2004          1.198%(3)

       (1) Special rate in effect through September 8, 2005. For the period September 9, 2005 through October 31, 2005 distribution rates ranged from 2.50% to 2.68%.

       (2) Special rate in effect through September 12, 2005. For the period September 13, 2005 through October 31, 2005 distribution rates ranged from 2.65% to 2.85%.

       (3) Special rate in effect through September 12, 2005. For the period September 13, 2005 through October 31, 2005 distribution rates ranged from 1.70% to 2.70%.

       The Funds declared distributions to AMPS shareholders for the period November 1, 2005 to November 30, 2005, for each series of the AMPS as follows:

                                                                                           SERIES A SHARES    SERIES B SHARES
       CALIFORNIA                                                                                $  64,620          $  64,300
       INTERMEDIATE                                                                                197,607            203,919
       NEW YORK                                                                                     52,861             51,195

       The Funds may redeem shares of each series of AMPS, in whole or in part, on the second business day preceding any distribution payment date at Liquidation Value.

       The Funds are also subject to certain restrictions relating to the AMPS. Failure to comply with these restrictions could preclude the Funds from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of AMPS at Liquidation Value.

       The holders of AMPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the AMPS will vote separately as a class on certain matters, as required by law or the Funds' charter. The holders of a Fund's AMPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of a Fund if the Fund failed to pay distributions on AMPS for two consecutive years.

    8 CONCENTRATION OF RISK: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. The investment policies of California and New York involve investing substantially all of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. This policy makes those Funds more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

    9 INDEMNIFICATIONS: Like many other companies, the Funds' organizational documents provide that their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund's maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

       NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
       AFFILIATES:

       Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any AMPS outstanding is not considered a liability.

       Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

                  YEAR ENDED                   % OF AVERAGE
                  OCTOBER 31,              DAILY MANAGED ASSETS
         ---------------------------------------------------------------
                  2005 - 2007                     0.25%
                     2008                         0.20
                     2009                         0.15
                     2010                         0.10
                     2011                         0.05

       Management has not agreed to waive any portion of its fees beyond October 31, 2011.

       For the year ended October 31, 2005, such waived fees amounted to $402,264, $1,226,157, and $327,198 for California, Intermediate, and New York, respectively.

       Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

       Management and Neuberger Berman, LLC ("Neuberger"), a member firm of the New York Stock Exchange and sub-adviser to each Fund, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or Directors of each Fund are also employees of Neuberger and/or Management.

       Each Fund has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2005, the impact of this arrangement was a reduction of expenses of $1,238, $1,142, and $1,205 for California, Intermediate, and New York, respectively.

       In connection with the settlement of each AMPS auction, each Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the AMPS held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by each Fund and the broker-dealer.

       Each Fund has paid Merrill Lynch a fee equal to 1/8 of 1% in connection with entering the special rate periods in return for which Merrill Lynch had agreed to pay dividends on the AMPS that, as a result of the auction, exceed a specified rate.

       In order to satisfy rating agencies' requirements, each Fund is required to provide each rating agency a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA/Aaa rating on the AMPS. "Discounted value" refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agencies. Each Fund pays a fee to State Street for the preparation of this report which is included in the "Basic Maintenance Expense" on the Statement of Operations.

       NOTE C--SECURITIES TRANSACTIONS:

       During the year ended October 31, 2005, there were purchase and sale transactions (excluding short-term securities) as follows:

       (000'S OMITTED)                                                                               PURCHASES          SALES
       CALIFORNIA                                                                                     $  7,130       $  5,105
       INTERMEDIATE                                                                                     11,480          8,061
       NEW YORK                                                                                          3,260          3,189

       NOTE D--CAPITAL:

       At October 31, 2005, the common shares outstanding and the common shares of each Fund owned by Neuberger were as follows:

                                                                                          COMMON SHARES         COMMON SHARES
                                                                                            OUTSTANDING    OWNED BY NEUBERGER
       CALIFORNIA                                                                             6,791,981                 6,981
       INTERMEDIATE                                                                          20,705,124                 6,981
       NEW YORK                                                                               5,574,550                 6,981

       Transactions in common shares for the years ended October 31, 2005 and October 31, 2004, were as follows:

                                                                                     REINVESTMENT OF
                                                                                       DIVIDENDS AND   NET INCREASE IN COMMON
                                                                                       DISTRIBUTIONS       SHARES OUTSTANDING
                                                                                      2005      2004         2005        2004
       CALIFORNIA                                                                       --        --           --          --
       INTERMEDIATE                                                                     --        --           --          --
       NEW YORK                                                                         --        --           --          --

FINANCIAL HIGHLIGHTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                    PERIOD FROM
                                                                                                            SEPTEMBER 27, 2002^
                                                                            YEAR ENDED OCTOBER 31,               TO OCTOBER 31,
                                                                    ------------------------------------   --------------------
                                                                          2005         2004         2003                   2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                   $    15.06   $    14.36   $    14.31   $              14.32
                                                                    ----------   ----------   ----------   --------------------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON
  SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)##                                             .91          .91          .85                    .02
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                                          (.40)         .67          .14                     --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                   (.14)        (.13)        (.08)                    --
                                                                    ----------   ----------   ----------   --------------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS         .37         1.45          .91                    .02
                                                                    ----------   ----------   ----------   --------------------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                   (.75)        (.75)        (.75)                    --
                                                                    ----------   ----------   ----------   --------------------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                   --           --           --                   (.03)
ISSUANCE OF PREFERRED SHARES                                                --           --         (.11)                    --
                                                                    ----------   ----------   ----------   --------------------
TOTAL CAPITAL CHARGES                                                       --           --         (.11)                  (.03)
                                                                    ----------   ----------   ----------   --------------------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                         $    14.68   $    15.06   $    14.36   $              14.31
                                                                    ----------   ----------   ----------   --------------------
COMMON SHARE MARKET VALUE, END OF PERIOD                            $    13.75   $    13.47   $    13.00   $              15.00
                                                                    ----------   ----------   ----------   --------------------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                              +2.96%      +10.97%       +6.02%                 -0.10%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                 +7.82%       +9.63%       -8.44%                 +0.00%**
RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD
  (IN MILLIONS)                                                     $     99.7   $    102.3   $     97.5   $               94.5
PREFERRED SHARES, AT LIQUIDATION VALUE ($25,000
  PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                   $     59.0   $     59.0   $     59.0   $                 --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS#                                                     .96%         .96%         .88%                   .84%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS@@                                                    .96%         .96%         .88%                   .83%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
  SHARES DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                     6.08%        6.24%        5.88%                  1.10%*
RATIO OF PREFERRED SHARES DIVIDENDS TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             .91%         .86%         .56%                    --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
  SHARES DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                     5.17%        5.38%        5.32%                  1.10%*
PORTFOLIO TURNOVER RATE                                                      3%           3%           9%                     0%**
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@         $   67,273   $   68,383   $   66,332   $                 --

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS INTERMEDIATE MUNICIPAL FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                    PERIOD FROM
                                                                                                            SEPTEMBER 27, 2002^
                                                                           YEAR ENDED OCTOBER 31,                TO OCTOBER 31,
                                                                    ------------------------------------   --------------------
                                                                          2005         2004         2003                   2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                   $    15.11   $    14.44   $    14.30   $              14.32
                                                                    ----------   ----------   ----------   --------------------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)##                                             .95          .94          .88                    .01
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                                          (.43)         .65          .25                     --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                   (.15)        (.12)        (.09)                    --
                                                                    ----------   ----------   ----------   --------------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS         .37         1.47         1.04                    .01
                                                                    ----------   ----------   ----------   --------------------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                   (.80)        (.80)        (.80)                    --
                                                                    ----------   ----------   ----------   --------------------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                   --           --           --                   (.03)
ISSUANCE OF PREFERRED SHARES                                                --           --         (.10)                    --
                                                                    ----------   ----------   ----------   --------------------
TOTAL CAPITAL CHARGES                                                       --           --         (.10)                  (.03)
                                                                    ----------   ----------   ----------   --------------------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                         $    14.68   $    15.11   $    14.44   $              14.30
                                                                    ----------   ----------   ----------   --------------------
COMMON SHARE MARKET VALUE, END OF PERIOD                            $    13.62   $    13.70   $    13.33   $              15.00
                                                                    ----------   ----------   ----------   --------------------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                              +2.93%      +10.91%       +6.88%                 -0.17%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                 +5.32%       +8.94%       -5.94%                 +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD
  (IN MILLIONS)                                                     $    303.9   $    312.8   $    299.1   $              293.3
PREFERRED SHARES, AT LIQUIDATION VALUE ($25,000
  PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                   $    179.4   $    179.4   $    179.4   $                 --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS#                                                     .80%         .82%         .74%                   .51%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS@@                                                    .80%         .82%         .74%                   .51%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
  SHARES DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                     6.33%        6.40%        6.08%                  1.62%*
RATIO OF PREFERRED SHARES DIVIDENDS TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                            1.02%         .85%         .59%                    --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
  SHARES DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                     5.31%        5.55%        5.49%                  1.62%*
PORTFOLIO TURNOVER RATE                                                      2%           3%          10%                     0%**
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@         $   67,368   $   68,622   $   66,694   $                 --

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS NEW YORK INTERMEDIATE MUNICIPAL FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                    PERIOD FROM
                                                                                                            SEPTEMBER 27, 2002^
                                                                           YEAR ENDED OCTOBER 31,                TO OCTOBER 31,
                                                                    ------------------------------------   --------------------
                                                                          2005         2004         2003                   2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                   $    14.90   $    14.40   $    14.32   $              14.32
                                                                    ----------   ----------   ----------   --------------------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO
  COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)##                                             .93          .93          .86                    .03
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                                          (.44)         .48          .19                     --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                   (.14)        (.13)        (.08)                    --
                                                                    ----------   ----------   ----------   --------------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS         .35         1.28          .97                    .03
                                                                    ----------   ----------   ----------   --------------------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                   (.78)        (.78)        (.78)                    --
                                                                    ----------   ----------   ----------   --------------------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                   --           --           --                   (.03)
ISSUANCE OF PREFERRED SHARES                                                --           --         (.11)                    --
                                                                    ----------   ----------   ----------   --------------------
TOTAL CAPITAL CHARGES                                                       --           --         (.11)                  (.03)
                                                                    ----------   ----------   ----------   --------------------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                         $    14.47   $    14.90   $    14.40   $              14.32
                                                                    ----------   ----------   ----------   --------------------
COMMON SHARE MARKET VALUE, END OF PERIOD                            $    13.54   $    13.32   $    13.27   $              15.00
                                                                    ----------   ----------   ----------   --------------------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                              +2.87%       +9.67%       +6.36%                 -0.03%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                 +7.68%       +6.39%       -6.43%                 +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD
  (IN MILLIONS)                                                     $     80.7   $     83.1   $     80.3   $               76.7
PREFERRED SHARES, AT LIQUIDATION VALUE ($25,000
  PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                   $     48.3   $     48.3   $     48.3   $                 --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS#                                                    1.02%        1.00%         .92%                   .94%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS@@                                                   1.01%         .99%         .92%                   .93%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
  SHARES DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                     6.30%        6.37%        6.02%                  1.22%*
RATIO OF PREFERRED SHARES DIVIDENDS TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             .92%         .86%         .57%                    --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
  SHARES DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS                                                            5.38%        5.51%        5.45%                  1.22%*
PORTFOLIO TURNOVER RATE                                                      2%           5%          11%                     0%**
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@         $   66,813   $   68,073   $   66,617   $                 --

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS INTERMEDIATE MUNICIPAL CLOSED-END FUNDS

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. For each Fund, total return would have been lower if Management had not waived the investment management fee. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

@@ After waiver of investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                                                                                    PERIOD FROM
                                                                              YEAR ENDED OCTOBER 31,            SEPTEMBER 27 TO
                                                                          2005         2004         2003       OCTOBER 31, 2002
CALIFORNIA                                                                1.36%        1.35%        1.26%                  1.08%
INTERMEDIATE                                                              1.20%        1.22%        1.13%                   .76%
NEW YORK                                                                  1.41%        1.39%        1.31%                  1.18%

^  The date investment operations commenced.

*  Annualized.

** Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on AMPS) from the Fund's total assets and dividing by the number of AMPS outstanding.

++ Expense ratios do not include the effect of distribution payments to holders of AMPS. Income ratios include income earned on assets attributable to AMPS outstanding.

## Calculated based on the average number of shares outstanding during the fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Neuberger Berman California Intermediate Municipal Fund Inc.
Neuberger Berman Intermediate Municipal Fund Inc.
Neuberger Berman New York Intermediate Municipal Fund Inc.

We have audited the accompanying statements of assets and liabilities of Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman Intermediate Municipal Fund Inc., and Neuberger Berman New York Intermediate Municipal Fund Inc. (the "Funds"), including the schedules of investments, as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman Intermediate Municipal Fund Inc., and Neuberger Berman New York Intermediate Municipal Fund Inc., at October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                    /s/ Ernest & Young LLP


Boston, Massachusetts
December 9, 2005

DIVIDEND REINVESTMENT PLAN

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIRECTORY

     INVESTMENT MANAGER AND ADMINISTRATOR
     Neuberger Berman Management Inc.
     605 Third Avenue, 2nd Floor
     New York, NY 10158-0180
     877.461.1899 or 212.476.8800

     SUB-ADVISER
     Neuberger Berman, LLC
     605 Third Avenue
     New York, NY 10158-3698

     CUSTODIAN
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02110

     STOCK TRANSFER AGENT
     Bank of New York
     101 Barclay Street, 11-E
     New York, NY 10286

     LEGAL COUNSEL
     Kirkpatrick & Lockhart Nicholson Graham LLP
     1800 Massachusetts Avenue, NW
     2nd Floor
     Washington, DC 20036

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Ernst & Young LLP
     200 Clarendon Street
     Boston, MA 02116

DIRECTORS AND OFFICERS

The following tables set forth information concerning the directors and officers of the Fund. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by Management and Neuberger. The Statement of Additional Information for the Fund includes additional information about Fund directors and is available upon request, without charge, by calling (877) 461-1899.

INFORMATION ABOUT THE BOARD OF DIRECTORS

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
  NAME, AGE, ADDRESS(1) AND      LENGTH OF TIME                                     OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
    POSITION(2) WITH FUND            SERVED         PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                               CLASS I

INDEPENDENT FUND DIRECTORS

Faith Colish (70)               Since the         Counsel, Carter Ledyard &             45        Director, American Bar Retirement
Director                        inception of the  Milburn LLP (law firm) since                    Association (ABRA) since 1997
                                Fund(3)           October 2002; formerly,                         (not-for-profit membership
                                                  Attorney-at-Law and President,                  association).
                                                  Faith Colish, A Professional
                                                  Corporation, 1980 to 2002.

C. Anne Harvey (68)             Since the         Consultant, C.A. Harvey               45        President, Board of Associates to
Director                        inception of the  Associates since June 2001;                     The National Rehabilitation
                                Fund(3)           formerly, Director, AARP, 1978                  Hospital's Board of Directors
                                                  to December 2001.                               since 2002; formerly, Member,
                                                                                                  Individual Investors Advisory
                                                                                                  Committee to the New York Stock
                                                                                                  Exchange Board of Directors, 1998
                                                                                                  to June 2002; formerly, Member,
                                                                                                  American Savings Education
                                                                                                  Council's Policy Board (ASEC),
                                                                                                  1998 to 2000; formerly, Member,
                                                                                                  Executive Committee, Crime
                                                                                                  Prevention Coalition of America,
                                                                                                  1997 to 2000.

Cornelius T. Ryan (74)          Since the         Founding General Partner,             45        Director, Capital Cash Management
Director                        inception of the  Oxford Partners and Oxford                      Trust (money market fund),
                                Fund(3)           Bioscience Partners (venture                    Naragansett Insured Tax-Free
                                                  capital partnerships) and                       Income Fund, Rocky Mountain Equity
                                                  President, Oxford Venture                       Fund, Prime Cash Fund, several
                                                  Corporation.                                    private companies and QuadraMed
                                                                                                  Corporation (NASDAQ).

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
  NAME, AGE, ADDRESS(1) AND      LENGTH OF TIME                                     OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
    POSITION(2) WITH FUND            SERVED         PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (61)             Since the         Regional Manager for Atlanta          45        None.
Director                        inception of the  Region, Ford Motor Credit
                                Fund(3)           Company since August 1997;
                                                  formerly, President, Ford Life
                                                  Insurance Company, April 1995
                                                  to August 1997.

DIRECTOR WHO IS AN "INTERESTED PERSON"

Peter E. Sundman* (46)          Since the         Executive Vice President,             45        Director and Vice President,
Chief Executive Officer,        inception of the  Neuberger Berman Inc. (holding                  Neuberger & Berman Agency, Inc.
Director and Chairman of the    Fund(3)           company) since 1999; Head of                    since 2000; formerly, Director,
Board                                             Neuberger Berman Inc.'s Mutual                  Neuberger Berman Inc. (holding
                                                  Funds Business (since 1999)                     company) from October 1999 to
                                                  and Institutional Business                      March 2003; Trustee, Frost Valley
                                                  (from 1999 to October 2005);                    YMCA.
                                                  responsible for Managed
                                                  Accounts Business and
                                                  intermediary distribution
                                                  since October 2005; President
                                                  and Director, Management since
                                                  1999; Executive Vice
                                                  President, Neuberger since
                                                  1999; formerly, Principal,
                                                  Neuberger from 1997 to 1999;
                                                  formerly, Senior Vice
                                                  President, Management from
                                                  1996 to 1999.

                                                              CLASS II

INDEPENDENT FUND DIRECTORS

John Cannon (75)                Since the         Consultant. Formerly,                 45        Independent Trustee or Director of
Director                        inception of the  Chairman, CDC Investment                        three series of Oppenheimer Funds:
                                Fund(3)           Advisers (registered                            Limited Term New York Municipal
                                                  investment adviser), 1993 to                    Fund, Rochester Fund Municipals,
                                                  January 1999; formerly,                         and Oppenheimer Convertible
                                                  President and Chief Executive                   Securities Fund, since 1992.
                                                  Officer, AMA Investment
                                                  Advisors, an affiliate of the
                                                  American Medical Association.

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
  NAME, AGE, ADDRESS(1) AND      LENGTH OF TIME                                     OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
    POSITION(2) WITH FUND            SERVED         PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (72)               Since the         Attorney-at-Law. Formerly,            45        None.
Director                        inception of      Senior Counsel, Loews
                                the Fund(3)       Corporation (diversified
                                                  financial corporation) May
                                                  2002 to April 2003; formerly,
                                                  Senior Vice President,
                                                  Secretary and General Counsel,
                                                  Loews Corporation.

Tom D. Seip (55)                Since the         General Partner, Seip                 45        Director, H&R Block, Inc.
Director                        inception of      Investments LP (a private                       (financial services company) since
                                the Fund(3)       investment partnership);                        May 2001; Director, Forward
                                                  formerly, President and CEO,                    Management, Inc. (asset
                                                  Westaff, Inc. (temporary                        management) since 2001; formerly,
                                                  staffing), May 2001 to January                  Director, General Magic (voice
                                                  2002; Senior Executive at the                   recognition software) 2001 to
                                                  Charles Schwab Corporation                      2002; formerly, Director,
                                                  from 1983 to 1999, including                    E-Finance Corporation (credit
                                                  Chief Executive Officer,                        decisioning services) 1999 to
                                                  Charles Schwab Investment                       2003; formerly, Director,
                                                  Management, Inc. and Trustee,                   Save-Daily.com (micro investing
                                                  Schwab Family of Funds and                      services) 1999 to 2003; Director,
                                                  Schwab Investments from 1997                    Offroad Capital Inc. (pre-public
                                                  to 1998; and Executive Vice                     internet commerce company).
                                                  President-Retail Brokerage,
                                                  Charles Schwab Investment
                                                  Management from 1994 to 1997.

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
  NAME, AGE, ADDRESS(1) AND      LENGTH OF TIME                                     OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
    POSITION(2) WITH FUND            SERVED         PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Jack L. Rivkin* (65)            Since 2002(3)     Executive Vice President and          45        Director, Dale Carnegie and
President and Director                            Chief Investment Officer,                       Associates, Inc. (private company)
                                                  Neuberger Berman Inc. (holding                  since 1998; Director, Emagin Corp.
                                                  company) since 2002 and 2003,                   (public company) since 1997;
                                                  respectively; Executive Vice                    Director, Solbright, Inc. (private
                                                  President and Chief Investment                  company) since 1998; Director,
                                                  Officer, Neuberger since                        Infogate, Inc. (private company)
                                                  December 2002 and 2003,                         since 1997; Director, Broadway
                                                  respectively; Director and                      Television Network (private
                                                  Chairman, Management since                      company) since 2000.
                                                  December 2002; formerly,
                                                  Executive Vice President,
                                                  Citigroup Investments, Inc.
                                                  from September 1995 to
                                                  February 2002; formerly,
                                                  Executive Vice President,
                                                  Citigroup Inc. from September
                                                  1995 to February 2002.

                                                              CLASS III

INDEPENDENT FUND DIRECTORS

Robert A. Kavesh (78)           Since the         Marcus Nadler Professor               45        Director, The Caring Community
Director                        inception of      Emeritus of Finance and                         (not-for-profit); formerly,
                                the Fund(3)       Economics, New York University                  Director, DEL Laboratories, Inc.
                                                  Stern School of Business;                       (cosmetics and pharmaceuticals),
                                                  formerly, Executive                             1978 to 2004; formerly, Director,
                                                  Secretary-Treasurer, American                   Apple Bank for Savings, 1979 to
                                                  Finance Association, 1961 to                    1990; formerly, Director, Western
                                                  1979.                                           Pacific Industries, Inc., 1972 to
                                                                                                  1986 (public company).

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                   FUND COMPLEX
  NAME, AGE, ADDRESS(1) AND      LENGTH OF TIME                                     OVERSEEN BY    OTHER DIRECTORSHIPS HELD OUTSIDE
    POSITION(2) WITH FUND            SERVED         PRINCIPAL OCCUPATION(S)(4)      DIRECTOR(5)        FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (68)           Since the         Retired. Formerly, Vice               45        Director, WHX Corporation (holding
Director                        inception of      President and Special Counsel,                  company) since August 2002;
                                the Fund(3)       WHX Corporation (holding                        Director, Webfinancial Corporation
                                                  company) 1993 to 2001.                          (holding company) since December
                                                                                                  2002; Director, State Theatre of
                                                                                                  New Jersey (not-for-profit
                                                                                                  theater) since 2000; formerly,
                                                                                                  Director, Kevlin Corporation
                                                                                                  (manufacturer of microwave and
                                                                                                  other products).

Edward I. O'Brien (77)          Since the         Formerly, Member, Investment          45        Director, Legg Mason, Inc.
Director                        inception of      Policy Committee, Edward                        (financial services holding
                                the Fund(3)       Jones, 1993 to 2001;                            company) since 1993; formerly,
                                                  President, Securities Industry                  Director, Boston Financial Group
                                                  Association ("SIA")                             (real estate and tax shelters)
                                                  (securities industry's                          1993 to 1999.
                                                  representative in government
                                                  relations and regulatory
                                                  matters at the federal and
                                                  state levels) 1974 to 1992;
                                                  Adviser to SIA, November 1992
                                                  to November 1993.

William E. Rulon (73)           Since the         Retired. Formerly, Senior Vice        45        Director, Pro-Kids Golf and
Director                        inception of      President, Foodmaker, Inc.                      Learning Academy (teach golf and
                                the Fund(3)       (operator and franchiser of                     computer usage to "at risk"
                                                  restaurants) until January                      children) since 1998; formerly,
                                                  1997.                                           Director, Prandium, Inc.
                                                                                                  (restaurants) from March 2001 to
                                                                                                  July 2002.

Candace L. Straight (58)        Since the         Private investor and                  45        Director, The Proformance
Director                        inception of      consultant specializing in the                  Insurance Company (personal lines
                                the Fund(3)       insurance industry; formerly,                   property and casualty insurance
                                                  Advisory Director, Securitas                    company) since March 2004;
                                                  Capital LLC (a global private                   Director, Providence Washington
                                                  equity investment firm                          (property and casualty insurance
                                                  dedicated to making                             company) since December 1998;
                                                  investments in the insurance                    Director, Summit Global Partners
                                                  sector) 1998 to December 2002.                  (insurance brokerage firm) since
                                                                                                  October 2000.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) The Board of Directors shall at times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class
     III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meeting of shareholders held in 2006, 2007, and 2008, respectively, and at each third annual meeting of stockholders thereafter.

(3) The Director has served since the Fund's inception except for Mr. Rivkin who has served as a Director since December 2002 for the Funds with an inception date of 2002. The inception date of Neuberger Berman Intermediate Municipal Fund Inc., Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman New York Intermediate Municipal Fund Inc., and Neuberger Berman Real Estate Income Fund Inc. is 2002. The inception date of Neuberger Berman Realty Income Fund Inc., Neuberger Berman Real Estate Securities Income Fund Inc. and Neuberger Berman Income Opportunity Fund Inc. is 2003. The inception date of Neuberger Berman Dividend Advantage Fund Inc. is 2004.

(4) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(5) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that they are officers and/or directors of Management and Executive Vice Presidents of Neuberger Berman.

INFORMATION ABOUT THE OFFICERS OF THE FUND

                                          POSITION AND
  NAME, AGE, AND ADDRESS (1)          LENGTH OF TIME SERVED                           PRINCIPAL OCCUPATION(S) (2)
-----------------------------------------------------------------------------------------------------------------------------------
Michael J. Bradler (35)          Assistant Treasurer since 2005      Employee, Management since 1997; Assistant Treasurer,
                                                                     fifteen registered investment companies for which Management acts as investment manager and administrator since 2005.

Claudia A. Brandon (49)          Secretary since the Fund's          Vice President-Mutual Fund Board Relations, Management since
                                 inception (3)                       2000 and Assistant Secretary since 2004; Vice President,
                                                                     Neuberger since 2002 and employee since 1999; Assistant
                                                                     Secretary, Management since 2004; formerly, Vice President,
                                                                     Management from 1986 to 1999; Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since
                                                                     2002, three since 2003, four since 2004 and one since 2005).

Robert Conti (49)                Vice President since the Fund's     Senior Vice President, Neuberger since 2003; formerly, Vice
                                 inception (3)                       President, Neuberger from 1999 to 2003; Senior Vice
                                                                     President, Management since 2000; formerly, Controller,
                                                                     Management until 1996; formerly, Treasurer, Management from
                                                                     1996 to 1999; Vice President, fifteen registered investment companies for which Management acts as investment manager
                                                                     and administrator (three since 2000, four since 2002, three since 2003, four since 2004 and one since 2005).

Brian J. Gaffney (52)            Vice President since the Fund's     Managing Director, Neuberger since 1999; Senior Vice
                                 inception (3)                       President, Management since 2000; formerly, Vice President,
                                                                     Management from 1997 to 1999; Vice President, fifteen
                                                                     registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004 and one since
                                                                     2005).

                                          POSITION AND
  NAME, AGE, AND ADDRESS (1)          LENGTH OF TIME SERVED                           PRINCIPAL OCCUPATION(S) (2)
-----------------------------------------------------------------------------------------------------------------------------------
Sheila R. James (40)             Assistant Secretary since the       Employee, Neuberger since 1999; formerly, Employee,
                                 Fund's inception (3)                Management from 1991 to 1999; Assistant Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (seven since 2002,
                                                                     three since 2003, four since 2004 and one since 2005).

Kevin Lyons (50)                 Assistant Secretary since 2003      Employee, Neuberger since 1999; formerly, Employee,
                                 (4)                                 Management from 1993 to 1999; Assistant Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (ten since 2003, four since 2004 and one since 2005).

John M. McGovern (35)            Treasurer and Principal             Vice President, Neuberger since January 2004; Employee,
                                 Financial and Accounting Officer    Management since 1993; Treasurer and Principal Financial and
                                 since 2005; prior thereto,          Accounting Officer, fifteen registered investment companies
                                 Assistant Treasurer since the       for which Management acts as investment manager and
                                 Fund's inception (3)                administrator (fifteen since 2005); formerly, Assistant
                                                                     Treasurer, fifteen registered investment companies for which
                                                                     Management acts as investment manager and administrator from
                                                                     2002 to 2005.

Frank Rosato (34)                Assistant Treasurer since 2005      Employee, Management since 1995; Assistant Treasurer,
                                                                     fifteen registered investment companies for which Management acts as investment manager and administrator since 2005.

Frederic B. Soule (59)           Vice President since the Fund's     Senior Vice President, Neuberger since 2003; formerly, Vice
                                 inception (3)                       President, Neuberger from 1999 to 2003; formerly, Vice
                                                                     President, Management from 1995 to 1999; Vice President,
                                                                     fifteen registered investment companies for which Management acts as investment manager and administrator (three since
                                                                     2000, four since 2002, three since 2003, four since 2004 and one since 2005).

                                          POSITION AND
  NAME, AGE, AND ADDRESS (1)          LENGTH OF TIME SERVED                           PRINCIPAL OCCUPATION(S) (2)
-----------------------------------------------------------------------------------------------------------------------------------
Chamaine Williams (34)           Chief Compliance Officer since      Vice President, Lehman Brothers Inc. since 2003; Chief
                                 2005                                Compliance Officer, fifteen registered investment companies for which Management acts as investment manager and
                                                                     administrator (fifteen since 2005); Chief Compliance
                                                                     Officer, Lehman Brothers Asset Management Inc. since 2003;
                                                                     Chief Compliance Officer, Lehman Brothers Alternative
                                                                     Investment Management LLC since 2003; formerly, Vice
                                                                     President, UBS Global Asset Management (US) Inc. (formerly,
                                                                     Mitchell Hutchins Asset Management, a wholly-owned
                                                                     subsidiary of PaineWebber Inc.) from 1997-2003.

----------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(3) The officer has served since the Fund's inception. The inception date of Neuberger Berman Intermediate Municipal Fund, Inc., Neuberger Berman California Intermediate Municipal Fund, Inc., Neuberger Berman New York Intermediate Municipal Fund, Inc., and Neuberger Berman Real Estate Income Fund is 2002. The inception date of Neuberger Berman Realty Income Fund, Inc., Neuberger Berman Real Estate Securities Income Fund, Inc. and Neuberger Berman Income Opportunity Fund, Inc. is 2003. The inception date of the Neuberger Berman Dividend Advantage Fund, Inc. is 2004.

(4) For Neuberger Berman Dividend Advantage Fund, Inc., the officer has served since the Fund's inception in March 2004.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on the Funds' website at www.nb.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling (800) 877-9700 (toll-free).

NOTICE TO SHAREHOLDERS

In January 2006 you will receive information to be used in filing your 2005 tax returns, which will include a notice of the exact tax status of all dividends paid to you by each Fund during calendar 2005. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

For the fiscal year ended October 31, 2005, the percentages representing the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax are as follows:

NEUBERGER BERMAN
--------------------------------------------------------------------------------
California Intermediate Municipal Fund Inc.                             99.96%
Intermediate Municipal Fund Inc.                                        99.81%
New York Intermediate Municipal Fund Inc.                               99.95%

BOARD CONSIDERATION OF THE MANAGEMENT AND SUB-ADVISORY AGREEMENTS

At a meeting held on September 21, 2005, the Boards of Directors (collectively the "Boards," each a "Board") of Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman Intermediate Municipal Fund Inc. and Neuberger Berman New York Intermediate Municipal Fund Inc. (each a "Fund"), including the Directors who are not "interested persons" of each Fund ("Independent Fund Directors"), approved continuance of the Management and Sub-Advisory Agreements ("Agreements") for each Fund.

In evaluating the Agreements, the Boards, including the Independent Fund Directors, reviewed materials furnished by Management and Neuberger Berman, LLC ("Neuberger") in response to questions submitted by counsel to the Independent Fund Directors, and met with senior representatives of Management and Neuberger regarding their personnel and operations. The Independent Fund Directors were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Neuberger. The Independent Fund Directors received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Boards to ensure that Management and Neuberger have time to respond to any questions the Independent Fund Directors may have on their initial review of the report and that the Independent Fund Directors have time to consider those responses. In addition, during this process, the Boards held a separate meeting devoted to reviewing and discussing Fund performance.

Each Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services to be provided by Management and Neuberger; (2) the performance of each Fund compared to relevant market indices and a peer group of investment companies; (3) the costs of the services to be provided and profits historically realized by Management and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect those potential economies of scale for the benefit of investors in each Fund. In their deliberations, the members of each Board did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

Each Board evaluated the terms of the Agreements and whether the Agreements were in the best interests of each Fund and its shareholders. Each Board considered, with respect to each Fund, the nature, extent and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Boards requested and evaluated a report from Management and Neuberger that addressed specific factors designed to inform the Boards' consideration of these and other issues. The Boards also retained an independent consultant to provide additional data.

With respect to the nature, extent and quality of the services provided, each Board considered the performance of each Fund and the degree of risk undertaken by the portfolio manager(s). The Boards considered the experience and staffing of portfolio management and the investment research personnel of Management and Neuberger dedicated to performing services for the Funds. The Boards noted that Management also provides certain administrative services, including fund accounting and compliance oversight. The Boards also considered Management's and Neuberger's policies and practices regarding brokerage and allocation of portfolio transactions for the Funds. In addition, the Boards noted the positive compliance history of Management and Neuberger, as each firm has been free of significant compliance problems.

With respect to the performance of each Fund, each Board considered the performance of each Fund on both a market return and net asset value basis relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. Each Board also considered the performance in relation to the degree of risk undertaken by the portfolio manager(s). In the case of those Funds that had underperformed their peer group and/or relevant market indices, each Board discussed each Fund's performance with Management and discussed steps that Management had taken, or intended to take, to improve each Fund's performance. The Boards also considered Management's resources and responsiveness with respect to the Funds that experienced lagging performance.

With respect to the overall fairness of the Agreements, the Boards considered the fee structure of the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Neuberger or their affiliates. The Boards also considered the profitability of Management and its affiliates from their association with the Funds.

The Boards received a detailed report from an independent consultant that compares each Fund's management fee and overall expense ratio to a peer group of comparable funds. Each Board considered the range and average of the management fees and expense ratios of the peer group. With regard to the sub-advisory fee paid to Neuberger, the Boards noted that this fee is reflective of an "at cost" basis and there is no profit to Neuberger with regard to these fees. Each Board considered each Fund's overall expenses in relation to the overall expenses of the peer group median. In addition, each Board considered the contractual waiver of a portion of the management fee undertaken by Management for each Fund.

The Boards considered whether there were other funds that were sub-advised by Management or its affiliates or separate accounts managed by Management with similar investment objectives, policies and strategies as the Funds. The Boards noted that there were no comparable sub-advised funds or separate accounts.

Each Board also evaluated any actual or anticipated economies of scale in relation to the services Management provides to each Fund. The Boards considered that each Fund was a closed-end fund that is not continuously offering shares and that, without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by Management in managing each Fund's assets.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, each Board reviewed specific data as to Management's profit or loss on each Fund for a recent period and the trend in profit or loss since each Fund's inception. The Boards also carefully examined Management's cost allocation methodology and had an independent expert review the methodology. It also reviewed an analysis from an independent data service on investment management profitability margins. The Boards also reviewed whether Management and Neuberger used brokers to execute Fund transactions that provide research and other services to Management and Neuberger, and the types of benefits potentially derived by the Funds and by other clients of Management and Neuberger from such services. The Boards recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Funds and, based on its review, concluded it was satisfied that Management's level of profitability from its relationship with the Funds was not excessive.

CONCLUSIONS

In approving the Agreements, each Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interest of each Fund and its shareholders. In reaching this determination, each Board considered that Management and Neuberger could be expected to provide a high level of service to each Fund; in the case of underperforming Funds, that it retained confidence in Management's and Neuberger's capabilities to manage the Funds; that each Fund's fee structure appeared to each Board to be reasonable given the quality of services expected to be provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund.

[NEUBERGER BERMAN LOGO]
A LEHMAN BROTHERS COMPANY

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
INTERNAL SALES & SERVICES
877.461.1899

www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds.

[RECYCLED SYMBOL] CO435 12/05

ITEM 2. CODE OF ETHICS

The  Board  of  Neuberger  Berman  New York  Intermediate  Municipal  Fund  Inc.
("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Howard Mileaf. Mr. Cannon and Mr. Mileaf are independent directors as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Ernst & Young, LLP ("E&Y") serves as independent registered public accounting firm to the Registrant.

(a) Audit Fees
    ----------

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $31,250 and $31,250 for the fiscal years ended 2004 and 2005, respectively.

(b) Audit-Related Fees
    ------------------

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $5,000 and $6,000 for the fiscal years ended 2004 and 2005, respectively. The nature of the services provided involved agreed upon procedures relating to the Preferred Shares. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2004 and 2005, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2004 and 2005, respectively.

(c) Tax Fees
    --------

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $8,700 and $8,700 for the fiscal years ended 2004 and 2005, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2004 and 2005, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2004 and 2005, respectively.

(d) All Other Fees
    --------------

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 and $0 for the fiscal years ended 2004 and 2005, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2004 and 2005, respectively.

(e) Audit Committee's Pre-Approval Policies and Procedures
    ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to the Chair of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons
    ---------------------------------

Not applicable.

(g) Non-Audit Fees
    --------------

Non-audit fees billed by E&Y for services rendered to the Registrant were $13,700 and $14,700 for the fiscal years ended 2004 and 2005, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $256,050 and $160,650 for the fiscal years ended 2004 and 2005, respectively.

(h) The Audit Committee of the Board of Directors considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Board has established an Audit Committee to oversee particular aspects of the Registrant's management. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board;
and (f) to prepare an audit committee report as required by Item 306 of Regulations S-K to be included in proxy statements relating to the election of directors. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board has delegated to Neuberger Berman, LLC ("Neuberger Berman") the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its stockholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

No reportable purchases for the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)  A copy of the Code of Ethics is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3)  Not applicable to the Registrant.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.


By:   /s/ Peter E. Sundman
      -----------------------
      Peter E. Sundman
      Chief Executive Officer

Date: January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
-----------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: January 9, 2006



By:   /s/ John M. McGovern
      -----------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: January 9, 2006